UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21482

SunAmerica Specialty Series

(Exact name of registrant as specified in charter)

Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside 5,

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

Item 1. Schedule of Investments.

SunAmerica Specialty Series—AIG Commodity Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS - January 31, 2018@ - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES - 0.5%
Federal Farm Credit Bank - 0.5%
Federal Farm Credit Bank FRS
1.42% (1 USFREF + 0.00%) due 08/08/2019 (cost $200,000)	$200,000	$199,992

U.S. GOVERNMENT TREASURIES - 8.3%
United States Treasury Notes FRS
1.55% (3 UTBMM + 0.05%) due 10/31/2019	1,500,000	1,501,443
1.57% (3 UTBMM + 0.06%) due 07/31/2019	200,000	200,266
1.58% (3 UTBMM + 0.07%) due 04/30/2019	600,000	600,763
1.70% (3 UTBMM + 0.19%) due 04/30/2018	1,000,000	1,000,593

Total U.S. Government Treasuries (cost $3,300,284)		3,303,065

COMMON STOCKS - 1.2%
Investment Companies - 1.2%
Uranium Participation Corp.†(1) (cost $587,808)	153,824	487,735

OPTIONS-PURCHASED - 0.0%
Exchange Traded Purchased Call Options(1)(3) (cost $12,150)	6	8,076

Total Long-Term Investment Securities (cost $4,100,242)		3,998,868

SHORT-TERM INVESTMENT SECURITIES - 11.3%
U.S. Government Agencies - 9.7%
Federal Home Loan Bank
1.28% due 02/14/2018	300,000	299,859
1.30% due 02/16/2018	500,000	499,729
1.35% due 03/02/2018	500,000	499,465
1.35% due 03/05/2018	475,000	474,439
1.35% due 03/09/2018	500,000	499,335
1.36% due 02/21/2018	500,000	499,639
1.36% due 02/23/2018	400,000	399,682
1.36% due 03/02/2018	250,000	249,732
Federal Home Loan Bank FRS
1.43% (1ML -0.15%) due 11/01/2018	150,000	150,000
1.53% (3ML -0.25%) due 05/02/2018	300,000	300,000

		3,871,880

U.S. Government Treasuries - 1.6%
United States Treasury Bills
1.20% due 02/08/2018	300,000	299,929
1.22% due 02/08/2018	350,000	349,918

		649,847

Total Short-Term Investment Securities (cost $4,521,736)		4,521,727

REPURCHASE AGREEMENTS - 74.3%
Bank of America Securities LLC Joint Repurchase Agreement(2)	4,215,000	4,215,000
Bank of America Securities LLC Joint Repurchase Agreement(1)(2)	875,000	875,000
Barclays Capital, Inc. Joint Repurchase Agreement(2)	3,635,000	3,635,000
Barclays Capital, Inc. Joint Repurchase Agreement(1)(2)	755,000	755,000
BNP Paribas SA Joint Repurchase Agreement(2)	6,180,000	6,180,000
BNP Paribas SA Joint Repurchase Agreement(1)(2)	1,285,000	1,285,000
Deutsche Bank AG Joint Repurchase Agreement(2)	3,255,000	3,255,000
Deutsche Bank AG Joint Repurchase Agreement(1)(2)	675,000	675,000
RBS Securities, Inc. Joint Repurchase Agreement(2)	7,285,000	7,285,000
RBS Securities, Inc. Joint Repurchase Agreement(1)(2)	1,525,000	1,525,000

Total Repurchase Agreements (cost $29,685,000)		29,685,000

TOTAL INVESTMENTS (cost $38,306,978)	95.6%	38,205,595
Other assets less liabilities	4.4	1,742,870

NET ASSETS	100.0%	$39,948,465

†	Non-income producing security
@	Consolidated (see Note 1).
(1)	The security is owned by the AIG Commodity Strategy Cayman Fund, Ltd., which is a wholly-owned subsidiary of the AIG Commodity Strategy Fund.
(2)	See Note 3 for details of Joint Repurchase Agreements.
(3)	Call Options – Purchased

Exchange Traded Purchased Call Options(a)

Issue	Counterparty	Expiration Month	Strike Price	No. of Contracts	Notional Amount*	Premiums Paid	Value at January 31, 2018	Unrealized Appreciation (Depreciation)
Aluminium Futures	Morgan Stanley & Co.	Mar-18	$2,200	6	$12,150	$12,150	$8,076	$(4,074)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

FRS - Floating Rate Security

The rates shown on FRS are the current interest rates at January 31, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML – 1 Month USD LIBOR

3 ML – 3 Month USD LIBOR

1 USFREF – 1 Month US Federal Funds Effective Rate (continuous series)

3 UTBMM – 3 Month US Treasury 3 Month Bill Money Market Yield

Futures Contracts(a)

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
3	Short	Aluminum Futures	March 2018	$154,861	$166,031	$(11,170)
52	Long	Aluminum Futures	March 2018	2,773,994	2,877,875	103,881
10	Short	Aluminum Futures	December 2018	519,311	561,313	(42,002)
62	Long	Brent Crude Futures	April 2018	4,237,960	4,271,180	33,220
5	Short	Brent Crude Futures	December 2018	257,800	329,150	(71,350)
7	Short	Brent Crude Futures	December 2020	389,000	414,190	(25,190)
4	Long	Cocoa Futures	May 2018	80,090	80,800	710
15	Short	Coffee Futures	March 2018	256,240	264,300	(8,060)
18	Long	Coffee Futures	May 2018	848,269	838,350	(9,919)
14	Long	Copper Futures	March 2018	2,407,714	2,486,138	78,424
103	Long	Corn Futures	March 2018	1,827,500	1,861,725	34,225
11	Short	Corn Futures	July 2018	209,226	207,488	1,738
13	Short	Corn Futures	December 2018	247,588	255,613	(8,025)
2	Long	Cotton Futures	March 2018	67,560	77,280	9,720
1	Long	Gasoil Futures	March 2018	61,475	61,250	(225)
8	Long	Gasoline Futures	March 2018	624,767	636,283	11,516
11	Long	Gold Futures	April 2018	1,477,390	1,477,410	20
13	Long	Heating Oil Futures	March 2018	1,116,796	1,128,254	11,458
3	Short	Lead Futures	March 2018	189,114	196,350	(7,236)
3	Long	Lead Futures	March 2018	188,244	196,350	8,106
53	Long	Natural Gas Futures	March 2018	1,470,110	1,587,350	117,240
22	Long	Natural Gas Futures	April 2018	639,320	629,200	(10,120)
19	Short	Natural Gas Futures	October 2018	502,460	555,560	(53,100)
1	Short	Natural Gas Futures	January 2020	28,370	30,190	(1,820)
1	Short	Natural Gas Futures	February 2020	28,370	29,990	(1,620)
1	Short	Natural Gas Futures	March 2020	28,370	29,330	(960)
1	Short	Natural Gas Futures	April 2020	28,370	26,690	1,680
1	Short	Natural Gas Futures	May 2020	28,370	26,560	1,810
1	Short	Natural Gas Futures	June 2020	28,370	26,840	1,530
1	Short	Natural Gas Futures	July 2020	28,370	27,130	1,240
1	Short	Natural Gas Futures	August 2020	28,370	27,170	1,200
1	Short	Natural Gas Futures	September 2020	28,370	27,130	1,240
1	Short	Natural Gas Futures	October 2020	28,370	27,440	930
1	Short	Natural Gas Futures	November 2020	28,370	28,040	330
1	Short	Natural Gas Futures	December 2020	28,370	29,490	(1,120)
14	Short	Nickel Futures	March 2018	1,078,906	1,140,678	(61,772)
14	Long	Nickel Futures	March 2018	1,013,521	1,140,678	127,157
10	Long	Nickel Futures	June 2018	789,348	817,890	28,542
16	Long	Silver Futures	March 2018	1,370,550	1,379,280	8,730
25	Long	Soybean Futures	March 2018	1,208,663	1,244,688	36,025
33	Long	Soybean Meal Futures	March 2018	1,075,450	1,114,740	39,290
32	Long	Soybean Oil Futures	March 2018	641,886	634,944	(6,942)
71	Long	Sugar Futures	May 2018	1,129,380	1,063,182	(66,198)
18	Short	Sugar Futures	March 2019	295,142	299,779	(4,637)
19	Long	Wheat Futures	March 2018	415,538	443,888	28,350
8	Long	Wheat Futures	March 2018	176,012	180,700	4,688
10	Short	Wheat Futures	December 2018	235,300	255,250	(19,950)
25	Long	WTI Crude Futures	April 2018	1,608,160	1,614,000	5,840
5	Short	WTI Crude Futures	December 2019	265,750	283,600	(17,850)
13	Short	Zinc Futures	March 2018	1,117,025	1,153,588	(36,563)
13	Long	Zinc Futures	March 2018	1,051,224	1,153,588	102,364
13	Long	Zinc Futures	June 2018	1,102,784	1,148,063	45,279

						$380,654

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Over the Counter Total Return Swap Contracts(a)†

Swap Counterparty	Notional Amount (000’s)	Maturity Date	Payments Received (Paid) by the Portfolio/Frequency	Total Return Received or Paid by Portfolio/Frequency	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays	$265	02/15/2018	(0.300)%/Monthly	Bloomberg Soybean Meal Subindex/Monthly	$—	$—
Barclays	217	03/29/2018	(0.000)%/Monthly	Bloomberg Industrial Metals Subindex/Monthly	—	—
Goldman Sachs International	240	03/29/2018	(0.150)%/Monthly	S&P GSCI Industrial Metals Excess Return Index/Monthly	—	—
JPMorgan	492	03/29/2018	(0.200)%/Monthly	S&P GSCI Grains Index Excess Return/Monthly	—	—
JPMorgan	12,246	03/29/2018	(0.090)%/Monthly	Bloomberg Commodity Index/Monthly	—	—
Goldman Sachs International	244	05/31/2018	$17.16 per oz./At Maturity	LMBA Silver Price/At Maturity	—	954
JPMorgan	584	04/30/2018	(0.070)%/Monthly	Bloomberg Silver Subindex/Monthly	—	—
JPMorgan	968	06/07/2018	(0.090)%/Monthly	Bloomberg Commodity Index/Monthly	—	—
Morgan Stanley	309	12/31/2018	(0.25)%/Monthly	Bloomberg Soybean Meal Subindex/Monthly	—	—

					$—	$954

(a)	The security is owned by the AIG Commodity Strategy Cayman Fund, Ltd. which is a wholly-owned subsidiary of the AIG Commodity Strategy Fund.
†	Illiquid security. At January 31, 2018, the aggregate value of these securities was $954, representing 0.0% of net assets.

GSCI - Goldman Sachs Commodity Index

LMBA - London Bullion Market Association

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Government Agencies	$—	$199,992	$—	$199,992
U.S. Government Treasuries	—	3,303,065	—	3,303,065
Common Stocks	487,735	—	—	487,735
Options - Purchased	8,076	—	—	8,076
Short-Term Investment Securities	—	4,521,727	—	4,521,727
Repurchase Agreements	—	29,685,000	—	29,685,000

Total Investments at Value	$495,811	$37,709,784	$—	$38,205,595

Other Financial Instruments:†
Futures Contracts	$846,483	$—	$—	$846,483
Over the Counter Total Return Swap Contracts	—	954	—	954

Total Other Financial Instruments	$846,483	$954	$—	$847,437

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$465,829	$—	$—	$465,829

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Consolidated Portfolio of Investments, such as futures, forward, Swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Specialty Series—AIG ESG Dividend Fund

PORTFOLIO OF INVESTMENTS - January 31, 2018 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS - 98.0%
Auction Houses/Art Dealers - 2.7%
KAR Auction Services, Inc.	14,152	$771,850

Beverages-Non-alcoholic - 5.3%
Dr Pepper Snapple Group, Inc.	6,763	807,164
PepsiCo, Inc.	5,812	699,184

		1,506,348

Commercial Services-Finance - 2.1%
Western Union Co.	28,655	595,737

Computer Services - 2.4%
International Business Machines Corp.	4,246	695,070

Computers - 3.2%
HP, Inc.	39,436	919,647

Consumer Products-Misc. - 4.8%
Clorox Co.	5,188	735,088
Kimberly-Clark Corp.	5,297	619,749

		1,354,837

Cosmetics & Toiletries - 4.6%
Colgate-Palmolive Co.	9,263	687,685
Procter & Gamble Co.	7,225	623,807

		1,311,492

Dental Supplies & Equipment - 1.9%
Patterson Cos., Inc.	15,157	543,985

Electric-Integrated - 2.1%
AES Corp.	51,819	599,028

Electronic Components-Semiconductors - 6.1%
Intel Corp.	16,866	811,929
Texas Instruments, Inc.	8,338	914,429

		1,726,358

Engines-Internal Combustion - 2.9%
Cummins, Inc.	4,401	827,388

Enterprise Software/Service - 2.4%
CA, Inc.	18,687	669,929

Finance-Other Services - 2.7%
CME Group, Inc.	4,999	767,246

Food-Misc./Diversified - 4.2%
Campbell Soup Co.	13,603	633,220
General Mills, Inc.	9,750	570,277

		1,203,497

Insurance-Property/Casualty - 3.5%
First American Financial Corp.	16,623	981,921

Investment Management/Advisor Services - 6.1%
Legg Mason, Inc.	19,719	840,424
T. Rowe Price Group, Inc.	8,069	900,742

		1,741,166

Medical-Biomedical/Gene - 2.4%
Gilead Sciences, Inc.	8,123	680,707

Medical-Drugs - 3.9%
AbbVie, Inc.	9,859	1,106,377

Networking Products - 2.9%
Cisco Systems, Inc.	19,961	829,180

Office Automation & Equipment - 4.5%
Pitney Bowes, Inc.	39,382	555,680
Xerox Corp.	21,300	726,969

		1,282,649

Printing-Commercial - 1.1%
RR Donnelley & Sons Co.	37,045	302,658

Publishing-Books - 2.4%
John Wiley & Sons, Inc., Class A	10,920	692,328

Retail-Computer Equipment - 1.4%
GameStop Corp., Class A	24,146	405,894

Retail-Consumer Electronics - 3.3%
Best Buy Co., Inc.	12,711	928,666

Retail-Mail Order - 2.0%
Williams-Sonoma, Inc.	10,920	559,431

Retail-Major Department Stores - 1.9%
Nordstrom, Inc.	11,083	546,503

Retail-Restaurants - 4.1%
Brinker International, Inc.	11,952	434,336
Dunkin’ Brands Group, Inc.	11,434	739,208

		1,173,544

Telephone-Integrated - 1.6%
CenturyLink, Inc.	25,529	454,671

Theaters - 2.0%
Cinemark Holdings, Inc.	15,726	578,717

Toys - 2.5%
Hasbro, Inc.	7,388	698,683

Transport-Services - 5.0%
C.H. Robinson Worldwide, Inc.	8,231	752,807
United Parcel Service, Inc., Class B	5,214	663,847

		1,416,654

Total Long-Term Investment Securities (cost $24,322,732)		27,872,161

REPURCHASE AGREEMENTS - 1.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.20%, dated 01/31/2018, to be repurchased 02/01/2018 in the amount of $391,002 collateralized by $410,000 of United States Treasury Notes, bearing interest at 2.13% due 02/29/2024 and having an approximate value of $402,559 (cost $391,000)	$391,000	391,000

TOTAL INVESTMENTS (cost $24,713,732)	99.4%	28,263,161
Other assets less liabilities	0.6	166,835

NET ASSETS	100.0%	$28,429,996

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$27,872,161	$—	$—	$27,872,161
Repurchase Agreements	—	391,000	—	391,000

Total Investments at Value	$27,872,161	$391,000	$—	$28,263,161

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Specialty Series—AIG Focused Alpha Large-Cap Fund

PORTFOLIO OF INVESTMENTS - January 31, 2018 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS - 98.7%
Aerospace/Defense - 5.3%
Lockheed Martin Corp.	103,095	$36,583,261

Applications Software - 5.2%
salesforce.com, Inc.†	318,027	36,226,456

Banks-Super Regional - 5.3%
US Bancorp	640,318	36,587,770

Cable/Satellite TV - 5.4%
Comcast Corp., Class A	871,444	37,062,513

Coatings/Paint - 4.1%
Sherwin-Williams Co.	68,132	28,418,539

Commercial Services-Finance - 5.4%
PayPal Holdings, Inc.†	439,384	37,488,243

Diversified Banking Institutions - 7.5%
Citigroup, Inc.	232,800	18,270,144
JPMorgan Chase & Co.	289,323	33,465,991

		51,736,135

E-Commerce/Products - 12.2%
Alibaba Group Holding, Ltd. ADR†	213,464	43,608,561
Amazon.com, Inc.†	27,991	40,611,862

		84,220,423

E-Services/Consulting - 4.9%
CDW Corp.	450,522	33,694,540

Electric-Integrated - 4.6%
FirstEnergy Corp.	957,606	31,505,237

Electronic Components-Semiconductors - 4.7%
NVIDIA Corp.	131,794	32,394,965

Finance-Credit Card - 5.2%
Visa, Inc., Class A	290,473	36,085,461

Internet Content-Entertainment - 4.9%
Facebook, Inc., Class A†	182,565	34,119,573

Medical-Biomedical/Gene - 4.6%
Biogen, Inc.†	91,448	31,806,529

Medical-Drugs - 5.4%
Pfizer, Inc.	1,014,297	37,569,561

Medical-HMO - 4.5%
UnitedHealth Group, Inc.	129,920	30,762,458

Oil Companies-Integrated - 4.7%
Suncor Energy, Inc.	900,750	32,652,187

Printing-Commercial - 0.0%
Quad/Graphics, Inc.	1	22

Transport-Rail - 4.8%
Norfolk Southern Corp.	220,797	33,313,851

Total Long-Term Investment Securities (cost $459,557,287)		682,227,724

SHORT-TERM INVESTMENT SECURITIES - 0.9%
Time Deposits - 0.9%
Euro Time Deposit with State Street Bank and Trust Co. 0.20% due 02/01/2018 (cost $6,169,000)	$6,169,000	6,169,000

TOTAL INVESTMENTS (cost $465,726,287)	99.6%	688,396,724
Other assets less liabilities	0.4	2,797,023

NET ASSETS	100.0%	$691,193,747

†	Non-income producing security
ADR	- American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$682,227,724	$—	$—	$682,227,724
Short-Term Investment Securities	—	6,169,000	—	6,169,000

Total Investments at Value	$682,227,724	$6,169,000	$—	$688,396,724

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Specialty Series—AIG Focused Multi-Cap Growth Fund

PORTFOLIO OF INVESTMENTS - January 31, 2018 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS - 98.1%
Aerospace/Defense - 7.1%
Lockheed Martin Corp.	128,322	$45,535,062

Applications Software - 7.6%
salesforce.com, Inc.†	428,681	48,831,053

Auto-Cars/Light Trucks - 4.2%
Tesla, Inc.†	75,664	26,808,512

Coatings/Paint - 5.2%
Sherwin-Williams Co.	80,164	33,437,206

Commercial Services - 2.3%
CoStar Group, Inc.†	42,461	14,696,177

Commercial Services-Finance - 7.5%
PayPal Holdings, Inc.†	563,132	48,046,422

Diagnostic Kits - 2.0%
IDEXX Laboratories, Inc.†	68,900	12,887,056

E-Commerce/Products - 16.6%
Alibaba Group Holding, Ltd. ADR†	267,181	54,582,406
Amazon.com, Inc.†	35,874	52,049,228

		106,631,634

Electronic Components-Semiconductors - 6.7%
NVIDIA Corp.	175,453	43,126,347

Enterprise Software/Service - 0.7%
Guidewire Software, Inc.†	60,000	4,767,000

Finance-Credit Card - 7.2%
Visa, Inc., Class A	372,281	46,248,469

Finance-Investment Banker/Broker - 1.9%
Charles Schwab Corp.	229,000	12,214,860

Hotels/Motels - 4.4%
Hyatt Hotels Corp., Class A†	350,000	28,455,000

Insurance-Property/Casualty - 1.9%
Arch Capital Group, Ltd.†	134,000	12,185,960

Internet Content-Entertainment - 6.8%
Facebook, Inc., Class A†	236,292	44,160,612

Medical-HMO - 6.1%
UnitedHealth Group, Inc.	165,449	39,175,014

Multimedia - 2.1%
FactSet Research Systems, Inc.	67,146	13,475,531

Professional Sports - 1.9%
Manchester United PLC, Class A	618,723	12,436,332

Resort/Theme Parks - 5.9%
Vail Resorts, Inc.	174,100	38,051,296

Total Long-Term Investment Securities (cost $370,126,932)		631,169,543

SHORT-TERM INVESTMENT SECURITIES - 1.1%
Time Deposits - 1.1%
Euro Time Deposit with State Street Bank and Trust Co. 0.20% due 02/01/2018 (cost $7,364,000)	$7,364,000	7,364,000

TOTAL INVESTMENTS (cost $377,490,932)	99.2%	638,533,543

Other assets less liabilities	0.8	5,090,322

NET ASSETS	100.0%	$643,623,865

†	Non-income producing security
ADR	- American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$631,169,543	$—	$—	$631,169,543
Short-Term Investment Securities	—	7,364,000	—	7,364,000

Total Investments at Value	$631,169,543	$7,364,000	$—	$638,533,543

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Specialty Series—AIG Global Trends Fund

PORTFOLIO OF INVESTMENTS - January 31, 2018@ - (unaudited)

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS - 97.1%
Bank of America Securities LLC Joint Repurchase Agreement(1)	$4,710,000	$4,710,000
Bank of America Securities LLC Joint Repurchase Agreement(1)(2)	1,335,000	1,335,000
Barclays Capital, Inc. Joint Repurchase Agreement(1)	4,060,000	4,060,000
Barclays Capital, Inc. Joint Repurchase Agreement(1)(2)	1,150,000	1,150,000
BNP Paribas SA Joint Repurchase Agreement(1)	6,900,000	6,900,000
BNP Paribas SA Joint Repurchase Agreement(1)(2)	1,955,000	1,955,000
Deutsche Bank AG Joint Repurchase Agreement(1)	3,635,000	3,635,000
Deutsche Bank AG Joint Repurchase Agreement(1)(2)	1,030,000	1,030,000
RBS Securities, Inc. Joint Repurchase Agreement(1)	8,130,000	8,130,000
RBS Securities, Inc. Joint Repurchase Agreement(1)(2)	2,305,000	2,305,000

Total Repurchase Agreements (cost $35,210,000)		35,210,000

TOTAL INVESTMENTS (cost $35,210,000)	97.1%	35,210,000
Other assets less liabilities	2.9	1,048,567

NET ASSETS	100.0%	$36,258,567

@	Consolidated (see Note 1)
(1)	See Note 3 for details of Joint Repurchase Agreements.
(2)	The security is owned by the AIG Global Trends Cayman Fund Ltd. which is a wholly-owned subsidiary of the SunAmerica Global Trends Fund.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
30	Long	Copper Future(a)	March 2018	$2,404,587	$2,396,625	$(7,962)
23	Long	Corn Future(a)	March 2018	412,562	415,725	3,163
68	Long	FTSE 100 Index	March 2018	7,373,435	7,209,371	(164,064)
18	Long	Gold Future(a)	April 2018	2,419,480	2,417,580	(1,900)
46	Long	KOSPI 200 Index	March 2018	3,641,874	3,607,178	(34,696)
33	Long	Nikkei Index	March 2018	7,180,453	6,979,665	(200,788)
92	Long	Russell 2000 E-Mini Index	March 2018	7,395,300	7,249,600	(145,700)
5	Long	Silver Future(a)	March 2018	426,500	431,025	4,525
12	Long	U.S. Treasury Long Bonds	March 2018	1,768,875	1,773,750	4,875

						$(542,547)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
(a)	The security is owned by the SunAmerica Global Trends Cayman Fund, Ltd., which is a wholly-owned subsidiary of the SunAmerica Global Trends Fund.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	BRL	11,560,000	USD	3,655,452	02/02/2018	$27,077	$—
	BRL	2,543,000	USD	796,781	03/02/2018	1,036	—
	USD	3,603,270	BRL	11,560,000	02/02/2018	25,104	—

						53,217	—

Goldman Sachs International	BRL	22,760,000	USD	7,108,890	02/02/2018	—	(34,864)
	USD	7,120,948	BRL	22,760,000	02/02/2018	22,806	—
	USD	3,221,403	BRL	10,224,000	03/02/2018	—	(22,154)

						22,806	(57,018)

Net Unrealized Appreciation (Depreciation)						$76,023	$(57,018)

BRL - Brazilian Real

USD - United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Repurchase Agreements	—	$35,210,000	—	$35,210,000

Total Investments at Value	$—	$35,210,000	$—	$35,210,000

Other Financial Instruments:†
Futures Contracts	$12,563	$—	$—	$12,563
Forward Foreign Currency Contracts	—	76,023	—	76,023

Total Other Financial Instruments	$12,563	$76,023	$—	$88,586

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$555,110	$—	$—	$555,110
Forward Foreign Currency Contracts	—	57,018	—	57,018

Total Other Financial Instruments	$555,110	$57,018	$—	$612,128

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Specialty Series AIG Income Explorer Fund

PORTFOLIO OF INVESTMENTS - January 31, 2018 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS - 29.7%
Auto-Cars/Light Trucks - 0.5%
Subaru Corp.	6,802	$225,425

Building-Residential/Commercial - 1.3%
Berkeley Group Holdings PLC	5,802	326,718
Persimmon PLC	7,829	278,122

		604,840

Cellular Telecom - 0.6%
Turkcell Iletisim Hizmetleri AS	71,422	296,784

Chemicals-Diversified - 0.6%
Petkim Petrokimya Holding AS	135,603	286,612

Computer Services - 0.6%
International Business Machines Corp.	1,600	261,920

Computers - 0.5%
Lenovo Group, Ltd.	394,000	227,153

Computers-Memory Devices - 0.7%
Seagate Technology PLC	6,343	350,134

Distribution/Wholesale - 0.6%
Rexel SA	15,438	278,306

Electric-Generation - 0.5%
Huaneng Power International, Inc.	346,000	223,364

Electric-Integrated - 0.4%
Cia Energetica de Minas Gerais (Preference Shares)	86,000	202,448

Electronic Components-Misc. - 1.1%
Micro-Star International Co., Ltd.	97,000	320,499
Pegatron Corp.	76,000	206,001

		526,500

Finance-Other Services - 0.6%
ASX, Ltd.	5,936	261,834

Fisheries - 0.5%
Marine Harvest ASA	13,901	240,642

Food-Retail - 1.5%
Casino Guichard Perrachon SA	3,852	225,206
Distribuidora Internacional de Alimentacion SA	40,284	215,113
Wesfarmers, Ltd.	7,843	276,874

		717,193

Gas-Distribution - 0.4%
Centrica PLC	91,423	173,227

Insurance-Multi-line - 0.6%
BB Seguridade Participacoes SA	26,874	262,414

Medical-Drugs - 0.5%
GlaxoSmithKline PLC	11,754	220,360

Metal-Diversified - 0.7%
MMC Norilsk Nickel PJSC ADR	16,809	345,593

Metal-Iron - 0.5%
Fortescue Metals Group, Ltd.	57,701	230,617

Networking Products - 0.7%
Cisco Systems, Inc.	7,816	324,677

Oil Companies-Integrated - 1.3%
China Petroleum & Chemical Corp.	318,000	274,802
Lukoil PJSC ADR	5,080	335,382

		610,184

Oil Refining & Marketing - 1.2%
S-Oil Corp.	2,666	307,083
Tupras Turkiye Petrol Rafinerileri AS	8,139	250,024

		557,107

Petrochemicals - 0.7%
Braskem SA, Class A (Preference Shares)	20,300	314,822

Real Estate Operations & Development - 0.9%
China Vanke Co., Ltd.	81,500	399,027

Retail-Apparel/Shoe - 2.1%
Gap, Inc.	10,674	354,804
L Brands, Inc.	5,515	276,246
Next PLC	5,099	368,651

		999,701

Retail-Discount - 0.7%
Target Corp.	4,583	344,733

Retail-Jewelry - 0.5%
Pandora A/S	2,521	239,042

Retail-Misc./Diversified - 0.6%
Woolworths Holdings, Ltd.	51,283	277,795

Retail-Regional Department Stores - 1.5%
Kohl’s Corp.	6,202	401,704
Macy’s, Inc.	10,859	281,791

		683,495

Steel-Producers - 0.6%
Eregli Demir ve Celik Fabrikalari TAS	113,623	300,950

Telecom Services - 0.5%
HKT Trust & HKT, Ltd.	191,000	239,035

Telephone-Integrated - 3.3%
AT&T, Inc.	6,843	256,270
BT Group PLC	62,141	225,386
CenturyLink, Inc.	11,029	196,427
Orange SA	14,880	268,708
Telefonica Brasil SA (Preference Shares)	17,000	287,335
Verizon Communications, Inc.	5,678	307,009

		1,541,135

Television - 1.1%
ITV PLC	106,815	253,274
ProSiebenSat.1 Media SE	6,411	245,076

		498,350

Transport-Services - 0.7%
Royal Mail PLC	46,867	312,425

Water - 0.6%
Veolia Environnement SA	11,162	281,182

Total Common Stocks (cost $12,114,171)		13,859,026

PREFERRED SECURITIES - 7.7%
Agricultural Operations - 0.2%
CHS, Inc. Series 4 7.50%	3,456	94,902

Banks-Commercial - 0.6%
BB&T Corp. Series E 5.63%	4,368	108,589

BB&T Corp. 5.85%	1,174	29,690
CoBank ACB Series F 6.25%*	900	97,650
TCF Financial Corp. Series C 5.70%	1,400	34,650

		270,579

Banks-Special Purpose - 0.2%
AgriBank FCB 6.88%	750	82,219

Banks-Super Regional - 0.5%
Capital One Financial Corp. Series H 6.00%	2,738	71,133
Wells Fargo & Co. Series Y 5.63%	2,600	65,286
Wells Fargo & Co. Series W 5.70%	2,569	64,739
Wells Fargo & Co. Series Q 5.85%	1,975	52,337

		253,495

Diversified Banking Institutions - 1.4%
Bank of America Corp. Series EE 6.00%	1,563	40,403
Citigroup, Inc. Series S 6.30%	3,583	94,985
Citigroup, Inc. Series J 7.13%	895	25,275
Deutsche Bank Contingent Capital Trust 8.05%	1,349	35,020
GMAC Capital Trust I FRS Series 2 7.20% (3 ML+5.79%)	8,000	208,160
JPMorgan Chase & Co. Series Y 6.13%	1,326	34,065
Morgan Stanley Series K 5.85%	2,825	73,874
Morgan Stanley Series I 6.38%	3,093	83,727
Morgan Stanley Series F 6.88%	1,594	44,728

		640,237

Electric-Integrated - 0.6%
Integrys Holding, Inc. 6.00%	3,928	104,485
SCE Trust III Series H 5.75%	1,725	43,746
SCE Trust IV Series J 5.38%	1,025	25,297
Southern Co. 5.25%	1,500	35,670
Southern Co. 6.25%	2,794	72,700

		281,898

Food-Dairy Products - 0.1%
Dairy Farmers of America, Inc. 7.88%*(3)	500	51,462

Insurance-Multi-line - 0.1%
American Financial Group, Inc. 6.25%	1,053	27,789

Insurance-Property/Casualty - 0.3%
Arch Capital Group, Ltd. Series F 5.45%	1,386	33,860
Hanover Insurance Group, Inc. 6.35%	2,322	58,491
WR Berkley Corp. 5.63%	424	10,430
WR Berkley Corp. 5.75%	1,752	43,783

		146,564

Insurance-Reinsurance - 0.2%
Axis Capital Holdings, Ltd. Series E 5.50%	1,200	29,052
Reinsurance Group of America, Inc. 5.75%	1,100	29,590
Validus Holdings, Ltd. Series B 5.80%	1,880	47,376

		106,018

Investment Management/Advisor Services - 0.1%
Ares Management LP Series A 7.00%	2,300	59,685

Pipelines - 0.1%
NuStar Logistics LP FRS 8.46% (3 ML +6.73%)	1,382	35,061

Private Equity - 0.3%
Carlyle Group LP Series A 5.88%	3,125	75,469
KKR & Co. LP Series B 6.50%	2,800	72,268

		147,737

Real Estate Investment Trusts - 2.1%
American Homes 4 Rent Series C 5.50%(1)	1,040	29,546
American Homes 4 Rent Series E 6.35%	2,723	69,573
American Homes 4 Rent Series D 6.50%	2,750	70,427
Colony NorthStar, Inc. Series J 7.13%	3,000	68,730
Colony NorthStar, Inc. Series E 8.75%	2,572	67,258
DDR Corp. Series J 6.50%	2,825	68,676
Global Net Lease, Inc. Series A 7.25%	3,000	74,910
Monmouth Real Estate Investment Corp. Series C 6.13%	2,000	48,600
National Storage Affiliates Trust Series A 6.00%	3,392	84,495
Rexford Industrial Realty, Inc. Series B 5.88%	1,350	31,468
Sabra Health Care REIT, Inc. Series A 7.13%	2,500	63,125
Saul Centers, Inc. Series C 6.88%	820	20,615
Spirit Realty Capital, Inc. Series A 6.00%	1,925	46,835
Summit Hotel Properties, Inc. Series E 6.25%	2,414	60,519
Taubman Centers, Inc. Series K 6.25%	2,160	54,324
VEREIT, Inc. Series F 6.70%	4,357	109,971

		969,072

Sovereign Agency - 0.5%
Farm Credit Bank of Texas 6.75%*	1,200	130,500
Farm Credit Bank of Texas Series 1 10.00%*	100	117,500

		248,000

Telecom Services - 0.3%
Centaur Funding Corp. Series B 9.08%*	100	114,333

Telephone-Integrated - 0.1%
AT&T, Inc. 5.35%	2,204	55,188

Total Preferred Securities (cost $3,587,845)		3,584,239

PREFERRED SECURITIES/CAPITAL SECURITIES - 20.2%
Banks-Commercial - 4.1%
Australia & New Zealand Banking Group, Ltd. 6.75% due 06/15/2026*(2)	$200,000	225,250
Bank of Nova Scotia 4.65% due 10/12/2022(2)	34,000	33,660
CoBank ACB Series I 6.25% due 10/01/2026(2)	123,000	134,154
DNB Bank ASA 6.50% due 03/26/2022(2)	200,000	213,500
ING Groep NV 6.88% due 04/16/2022(2)	200,000	216,761
Macquarie Bank, Ltd. 6.13% due 03/08/2027*(2)	200,000	207,500
Rabobank Nederland 11.00% due 06/30/2019*(2)	225,000	248,343
Skandinaviska Enskilda Banken AB 5.75% due 05/13/2020(2)	200,000	206,000
Standard Chartered PLC 7.75% due 04/02/2023*(2)	200,000	220,000
Swedbank AB 6.00% due 03/17/2022(2)	200,000	210,500

		1,915,668

Banks-Fiduciary - 0.1%
State Street Corp. Series F 5.25% due 09/15/2020(2)	50,000	52,125

Banks-Money Center - 0.6%
Dresdner Funding Trust I 8.15% due 06/30/2031*	100,000	134,250
HSBC Capital Funding Dollar 1 LP 10.18% due 06/30/2030*(2)	95,000	153,900

		288,150

Banks-Super Regional - 1.1%
PNC Financial Services Group, Inc. 6.75% due 08/01/2021(2)	85,000	92,756
Wells Fargo & Co. Series U 5.88% due 06/15/2025(2)	135,000	146,840
Wells Fargo & Co. Series S 5.90% due 06/15/2024(2)	50,000	52,875
Wells Fargo & Co. Series K 7.98% due 03/15/2018(2)	105,000	106,172

Wells Fargo Capital X 5.95% due 12/15/2036	80,000	90,840

		489,483

Diversified Banking Institutions - 5.6%
Bank of America Corp. FRS Series K 5.40% (3ML +3.63%) due 04/30/2018(2)	52,000	52,698
Bank of America Corp. Series AA 6.10% due 03/17/2025(2)	130,000	140,237
Bank of America Corp. Series X 6.25% due 09/05/2024(2)	46,000	49,738
Bank of America Corp. Series DD 6.30% due 03/10/2026(2)	135,000	151,200
Bank of America Corp. Series Z 6.50% due 10/23/2024(2)	115,000	128,656
Bank of America Corp. Series M 8.13% due 05/15/2018(2)	80,000	81,522
Citigroup, Inc. Series R 6.13% due 11/15/2020(2)	95,000	100,700
Citigroup, Inc. Series T 6.25% due 08/15/2026(2)	156,000	169,650
Credit Agricole SA 8.13% due 12/23/2025*(2)	200,000	239,443
Credit Suisse Group AG 7.13% due 07/29/2022(2)	200,000	217,750
Goldman Sachs Group, Inc. Series P 5.00% due 11/10/2022(2)	30,000	29,419
HSBC Holdings PLC 6.88% due 06/01/2021(2)	200,000	214,750
JPMorgan Chase & Co. Series Z 5.30% due 05/01/2020(2)	65,000	66,966
JPMorgan Chase & Co. Series X 6.10% due 10/01/2024(2)	50,000	53,344
JPMorgan Chase & Co. Series S 6.75% due 02/01/2024(2)	200,000	223,500
Royal Bank of Scotland Group PLC 7.65% due 09/30/2031(2)	35,000	46,025
Royal Bank of Scotland Group PLC 8.63% due 08/15/2021(2)	200,000	223,250
Societe Generale SA 7.88% due 12/18/2023*(2)	200,000	226,000
UBS Group AG 7.13% due 08/10/2021(2)	200,000	215,755

		2,630,603

Diversified Manufacturing Operations - 0.7%
General Electric Co. Series D 5.00% due 01/21/2021(2)	301,000	304,762

Diversified Minerals - 0.5%
BHP Billiton Finance USA, Ltd. 6.75% due 10/19/2075*	200,000	232,900

Electric-Integrated - 1.6%
Electricite de France SA 5.25% due 01/29/2023*(2)	200,000	205,500
Emera, Inc. Series 16-A 6.75% due 06/15/2076	213,000	240,690
Enel SpA 8.75% due 09/24/2073*	200,000	247,500
Southern Co. Series B 5.50% due 03/15/2057	50,000	52,515

		746,205

Finance-Other Services - 0.1%
National Rural Utilities Cooperative Finance Corp. 5.25% due 04/20/2046	58,000	61,778

Insurance-Life/Health - 3.0%
Dai-ichi Life Insurance Co., Ltd. 5.10% due 10/28/2024*(2)	200,000	212,480
Dai-ichi Life Insurance Co., Ltd. 7.25% due 07/25/2021*(2)	100,000	112,000
La Mondiale SAM 4.80% due 01/18/2048	200,000	198,250
Nippon Life Insurance Co. 4.70% due 01/20/2046*	200,000	206,000
Prudential Financial, Inc. 5.20% due 03/15/2044	165,000	174,900
Prudential Financial, Inc. 5.38% due 05/15/2045	50,000	53,875
Prudential Financial, Inc. 5.63% due 06/15/2043	217,000	236,031
Sumitomo Life Insurance Co. 4.00% due 09/14/2077*	200,000	194,488

		1,388,024

Insurance-Multi-line - 1.3%
MetLife Capital Trust IV 7.88% due 12/15/2067*	100,000	131,813
MetLife, Inc. Series C 5.25% due 06/15/2020(2)	132,000	135,643
MetLife, Inc. 9.25% due 04/08/2068*	100,000	146,875

MetLife, Inc. 10.75% due 08/01/2069	33,000	54,780
Voya Financial, Inc. 5.65% due 05/15/2053	106,000	112,625

		581,736

Insurance-Mutual - 0.2%
Liberty Mutual Group, Inc. 7.80% due 03/07/2087*	77,500	98,037

Insurance-Property/Casualty - 0.5%
QBE Insurance Group, Ltd. 6.75% due 12/02/2044	200,000	225,100

Pipelines - 0.9%
Enbridge, Inc. Series 16-A 6.00% due 01/15/2077	65,000	68,413
Enterprise Products Operating LLC FRS Series A 5.48% (3ML +3.71%) due 08/01/2066	8,000	8,012
Plains All American Pipeline LP Series B 6.13% due 11/15/2022(2)	8,000	8,050
TransCanada Trust 5.30% due 03/15/2077	55,000	56,856
TransCanada Trust 5.63% due 05/20/2075	100,000	105,875
TransCanada Trust Series 16-A 5.88% due 08/15/2076	178,000	193,842

		441,048

Total Preferred Securities/Capital Securities (cost $9,116,866)		9,455,619

REGISTERED INVESTMENT COMPANIES - 38.3%
Domestic Equity Investment Companies - 8.6%
Eaton Vance Tax-Advantaged Dividend Income Fund	35,153	829,962
Eaton Vance Tax-Managed Diversified Equity Income Fund	66,173	812,604
First Trust Energy Income and Growth Fund	14,049	359,514
Gabelli Dividend & Income Trust	32,456	791,602
Gabelli Equity Trust, Inc.	68,592	445,848
John Hancock Tax-Advantaged Dividend Income Fund	27,657	628,644
Tortoise Energy Infrastructure Corp.	5,594	173,750

		4,041,924

Domestic Fixed Income Investment Companies - 22.0%
AllianzGI Convertible & Income Fund	77,614	552,612
AllianzGI Convertible & Income Fund II	94,219	587,927
BlackRock Corporate High Yield Fund, Inc.	25,799	280,435
BlackRock Floating Rate Income Strategies Fund, Inc.	7,717	109,736
BlackRock Limited Duration Income Trust	8,858	140,045
BlackRock MuniHoldings Investment Quality Fund	3,793	53,368
BlackRock Taxable Municipal Bond Trust	4,710	104,185
Calamos Convertible and High Income Fund	51,719	624,766
DoubleLine Income Solutions Fund	28,361	576,863
Eaton Vance Limited Duration Income Fund	28,312	377,965
Eaton Vance Senior Floating-Rate Trust	10,390	148,473
Eaton Vance Senior Income Trust	35,741	232,316
Flaherty & Crumrine Preferred Securities Income Fund, Inc.	8,358	156,378
Flaherty & Crumrine Total Return Fund, Inc.	11,517	227,921
Franklin Limited Duration Income Trust	14,202	166,021
Guggenheim Taxable Municipal Managed Duration Trust	4,487	96,381
Invesco Dynamic Credit Opportunities Fund	35,211	410,912
John Hancock Preferred Income Fund	18,555	377,780
MFS Multimarket Income Trust	25,869	153,403
New America High Income Fund, Inc.	36,390	330,421
Nuveen AMT-Free Quality Municipal Income Fund	8,914	116,060
Nuveen Credit Strategies Income Fund	74,728	605,297
Nuveen Floating Rate Income Fund	7,183	79,659
Nuveen Floating Rate Income Opportunity Fund	10,848	119,870
Nuveen Mortgage Opportunity Term Fund	1,521	36,641
Nuveen Municipal Credit Income Fund	6,766	97,024
Nuveen Preferred Income Opportunities Fund	54,819	537,774
Nuveen Short Duration Credit Opportunities Fund	11,835	196,461
PIMCO Corporate & Income Opportunity Fund	19,381	318,430
PIMCO Dynamic Credit and Mortgage Income Fund	33,874	763,520
PIMCO High Income Fund	24,109	183,228
PIMCO Income Strategy Fund II	52,760	541,318
Pioneer Floating Rate Trust	17,501	202,487
Pioneer High Income Trust	23,578	228,471
Wells Fargo Income Opportunities Fund	22,011	183,572
Western Asset Global Corporate Defined Opportunity Fund, Inc.	9,009	157,658
Western Asset High Yield Defined Opportunity Fund, Inc.	11,510	173,571

		10,248,949

Domestic Mixed Allocation Investment Companies - 1.2%
Clough Global Opportunities Fund	3,966	45,252
Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc.	21,673	526,871

		572,123

International Fixed Income Investment Companies - 6.5%
AllianceBernstein Global High Income Fund, Inc.	16,394	203,941
BrandywineGLOBAL -Global Income Opportunities Fund, Inc.	27,541	362,990
First Trust Aberdeen Global Opportunity Income Fund	6,938	81,175
Nuveen Preferred & Income Term Fund	17,549	419,070
PIMCO Dynamic Income Fund	25,325	764,815
PIMCO Income Opportunity Fund	26,207	679,548
Stone Harbor Emerging Markets Income Fund	3,534	57,463
Wells Fargo Multi-Sector Income Fund	21,301	278,191
Western Asset Global High Income Fund, Inc.	18,300	181,170

		3,028,363

Total Registered Investment Companies (cost $18,021,090)		17,891,359

U.S. CORPORATE BONDS & NOTES - 0.3%
Food-Dairy Products - 0.1%
Land O’ Lakes, Inc. Junior Sub. Notes 7.25% due 04/04/2027*(2)	50,000	55,625

Real Estate Investment Trusts - 0.2%
CyrusOne LP/CyrusOne Finance Corp. Company Guar. Notes 5.38% due 03/15/2027	74,000	76,960

Total U.S. Corporate Bonds & Notes (cost $127,874)		132,585

FOREIGN CORPORATE BONDS & NOTES - 0.4%
Insurance-Life/Health - 0.4%
Phoenix Group Holdings Sub. Notes 5.38% due 07/06/2027 (cost $209,556)	200,000	208,659

Total Long-Term Investment Securities (cost $43,177,402)		45,131,487

SHORT-TERM INVESTMENT SECURITIES - 2.0%
Time Deposits - 2.0%
Euro Time Deposit with State Street Bank and Trust Co. 0.20% due 02/01/2018 (cost $929,000)	929,000	929,000

REPURCHASE AGREEMENTS - 0.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.20%, dated 01/31/2018, to be repurchased 02/01/2018 in the amount of $194,001 and collateralized by $205,000 of United States Treasury Notes, bearing interest at 2.13%, due 02/29/2024 and having an approximate value of $201,280. (cost $194,000)	194,000	194,000

TOTAL INVESTMENTS (cost $44,300,402)	99.1%	46,254,487
Other assets less liabilities	0.9	412,745

NET ASSETS	100.0%	$46,667,232

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At January 31, 2018, the aggregate value of these securities was $4,009,349 representing 8.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of January 31, 2018.
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)	Illiquid security. At January 31, 2018, the aggregate value of these securities was $51,462 representing 0.1% of net assets.
ADR	- American Depositary Receipt
FRS	- Floating Rate Security

The rates shown on FRS are the current interest rates at January 31, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

3 ML - 3 Month USD LIBOR

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$13,859,026	$—	$—	$13,859,026
Preferred Securities:
Banks-Commercial	172,929	97,650	—	270,579
Banks-Special Purpose	—	82,219	—	82,219
Electric-Integrated	177,413	104,485	—	281,898
Food-Dairy Products	—	51,462	—	51,462
Sovereign Agency	—	248,000	—	248,000
Telecom Services	—	114,333		114,333
Other Industries	2,535,748	—	—	2,535,748
Preferred Securities/Capital Securities	—	9,455,619	—	9,455,619
Registered Investment Companies	17,891,359	—	—	17,891,359
U.S. Corporate Bonds & Notes	—	132,585	—	132,585
Foreign Corporate Bonds & Notes	—	208,659	—	208,659
Short-Term Investment Securities	—	929,000	—	929,000
Repurchase Agreements	—	194,000	—	194,000

Total Investments at Value	$34,636,475	$11,618,012	$—	$46,254,487

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Specialty Series AIG Small-Cap Fund

PORTFOLIO OF INVESTMENTS - January 31, 2018 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS - 94.6%
Advanced Materials - 0.0%
Core Molding Technologies, Inc.	87	$1,810

Advertising Agencies - 0.0%
MDC Partners, Inc., Class A†	673	6,057

Advertising Sales - 0.0%
Clear Channel Outdoor Holdings, Inc., Class A	435	2,110
Yext, Inc.†	277	3,338

		5,448

Aerospace/Defense - 0.1%
AeroVironment, Inc.†	248	12,737
Cubic Corp.	298	17,299
Esterline Technologies Corp.†	310	22,801
Kratos Defense & Security Solutions, Inc.†	1,012	11,547
National Presto Industries, Inc.	59	5,997

		70,381

Aerospace/Defense-Equipment - 0.4%
AAR Corp.	380	15,379
Aerojet Rocketdyne Holdings, Inc.†	818	22,495
Astronics Corp.†	253	11,284
Curtiss-Wright Corp.	523	68,335
Ducommun, Inc.†	124	3,618
Kaman Corp.	327	20,503
KLX, Inc.†	612	43,244
Moog, Inc., Class A†	377	33,953
Triumph Group, Inc.	577	16,819

		235,630

Agricultural Biotech - 0.0%
Calyxt, Inc.†	96	2,501

Agricultural Chemicals - 0.0%
Intrepid Potash, Inc.†	1,119	4,353

Agricultural Operations - 0.0%
Alico, Inc.	37	995
Andersons, Inc.	319	10,878
Cadiz, Inc.†	253	3,681
Limoneira Co.	143	3,082
Tejon Ranch Co.†	218	4,755

		23,391

Airlines - 0.1%
Allegiant Travel Co.	150	23,887
Hawaiian Holdings, Inc.	613	22,896
SkyWest, Inc.	600	33,450

		80,233

Apparel Manufacturers - 0.1%
Columbia Sportswear Co.	345	25,761
Delta Apparel, Inc.†	81	1,512
Oxford Industries, Inc.	195	15,366
Sequential Brands Group, Inc.†	470	761
Superior Uniform Group, Inc.	99	2,332

		45,732

Appliances - 0.1%
Hamilton Beach Brands Holding Co., Class A	34	874
iRobot Corp.†	313	27,779

		28,653

Applications Software - 1.0%
Appfolio, Inc., Class A†	111	4,701
Bazaarvoice, Inc.†	1,008	5,544
Brightcove, Inc.†	401	2,707
Callidus Software, Inc.†	800	28,760
Ebix, Inc.	284	23,316
Five9, Inc.†	630	16,386
HubSpot, Inc.†	403	39,111
MINDBODY, Inc., Class A†	507	17,821
New Relic, Inc.†	361	21,563
Park City Group, Inc.†	155	1,341
PDF Solutions, Inc.†	330	4,514
Progress Software Corp.	563	28,054
RealPage, Inc.†	694	34,527
Twilio, Inc., Class A†	735	19,286
Upland Software, Inc.†	15,531	359,232

		606,863

Athletic Equipment - 0.0%
Clarus Corp.†	243	1,810
Nautilus, Inc.†	357	4,588
Vista Outdoor, Inc.†	676	10,241

		16,639

Auction Houses/Art Dealers - 0.1%
B. Riley Financial, Inc.	245	4,594
Sotheby’s†	450	23,742

		28,336

Audio/Video Products - 0.0%
Daktronics, Inc.	420	3,889
Universal Electronics, Inc.†	167	7,699
VOXX International Corp.†	237	1,410

		12,998

Auto Repair Centers - 0.0%
Monro, Inc.	375	21,187

Auto-Heavy Duty Trucks - 0.8%
Blue Bird Corp.†	21,138	447,069
Navistar International Corp.†	588	26,948
REV Group, Inc.	269	7,871

		481,888

Auto-Truck Trailers - 0.0%
Wabash National Corp.	690	17,823

Auto/Truck Parts & Equipment-Original - 0.6%
American Axle & Manufacturing Holdings, Inc.†	1,167	20,598
Cooper-Standard Holding, Inc.†	204	25,416
Dana, Inc.	1,719	56,710
Gentherm, Inc.†	433	13,856
Horizon Global Corp.†	15,179	128,263
Meritor, Inc.†	990	27,007
Miller Industries, Inc.	130	3,386
Modine Manufacturing Co.†	584	13,636
Spartan Motors, Inc.	404	5,414
Superior Industries International, Inc.	291	4,903
Tenneco, Inc.	602	34,922
Titan International, Inc.	589	7,840
Tower International, Inc.	234	7,067

		349,018

Auto/Truck Parts & Equipment-Replacement - 1.3%
Commercial Vehicle Group, Inc.†	25,908	320,482

Dorman Products, Inc.†	318	23,990
Douglas Dynamics, Inc.	11,058	455,590
Motorcar Parts of America, Inc.†	225	6,124
Standard Motor Products, Inc.	255	12,214

		818,400

B2B/E-Commerce - 0.0%
ePlus, Inc.†	155	11,966
TechTarget, Inc.†	232	3,638

		15,604

Banks-Commercial - 7.0%
1st Source Corp.	190	9,935
Access National Corp.	176	5,113
ACNB Corp.	82	2,481
Allegiance Bancshares, Inc.†	135	5,454
American National Bankshares, Inc.	97	3,628
Ameris Bancorp	429	22,973
Ames National Corp.	101	2,848
Arrow Financial Corp.	140	4,592
Atlantic Capital Bancshares, Inc.†	247	4,409
BancFirst Corp.	199	11,094
Bancorp, Inc.†	581	6,141
BancorpSouth Bank	1,006	33,751
Bank of Commerce Holdings	183	2,123
Bank of Marin Bancorp	79	5,427
Bank of N.T. Butterfield & Son, Ltd.	636	25,561
Bankwell Financial Group, Inc.	71	2,371
Banner Corp.	390	21,193
Bar Harbor Bankshares	178	4,989
BCB Bancorp, Inc.	149	2,257
Blue Hills Bancorp, Inc.	282	5,443
Bridge Bancorp, Inc.	223	7,649
Bryn Mawr Bank Corp.	8,340	374,466
Byline Bancorp, Inc.†	78	1,745
C&F Financial Corp.	39	2,135
Cadence BanCorp†	233	6,519
Camden National Corp.	181	7,685
Capital City Bank Group, Inc.	131	3,213
Capstar Financial Holdings, Inc.†	102	1,995
Carolina Financial Corp.	224	9,238
Cass Information Systems, Inc.	155	8,982
Cathay General Bancorp, Class B	901	39,410
CBTX, Inc.	33	944
CenterState Banks, Inc.	715	18,583
Central Pacific Financial Corp.	352	10,409
Central Valley Community Bancorp	117	2,269
Century Bancorp, Inc., Class A	35	2,805
Chemical Financial Corp.	838	48,948
Chemung Financial Corp.	38	1,697
Citizens & Northern Corp.	139	3,308
City Holding Co.	179	12,315
Civista Bancshares, Inc.	117	2,589
CNB Financial Corp.	175	4,713
CoBiz Financial, Inc.	455	9,127
Codorus Valley Bancorp, Inc.	101	2,762
Columbia Banking System, Inc.	853	36,747
Community Bank System, Inc.	581	30,967
Community Financial Corp.	47	1,731
Community Trust Bancorp, Inc.	182	8,609
ConnectOne Bancorp, Inc.	357	10,407
County Bancorp, Inc.	55	1,584
Customers Bancorp, Inc.†	333	10,206
CVB Financial Corp.	1,224	28,642
DNB Financial Corp.	37	1,260
Eagle Bancorp, Inc.†	373	23,499
Enterprise Bancorp, Inc.	112	3,758
Enterprise Financial Services Corp.	262	12,746
Equity Bancshares, Inc., Class A†	128	4,609
Evans Bancorp, Inc.	55	2,351
Farmers & Merchants Bancorp, Inc.	105	4,271
Farmers Capital Bank Corp.	87	3,419
Farmers National Banc Corp.	303	4,424
FB Financial Corp.†	8,845	373,967
FCB Financial Holdings, Inc., Class A†	428	23,454
Fidelity Southern Corp.	262	6,278
Financial Institutions, Inc.	171	5,327
First BanCorp./Puerto Rico†	2,271	13,626
First BanCorp./Southern Pines NC	332	12,085
First BanCorp, Inc.	121	3,406
First Bancshares, Inc.	123	3,954
First Busey Corp.	481	14,901
First Business Financial Services, Inc.	97	2,374
First Citizens BancShares, Inc., Class A	88	37,436
First Commonwealth Financial Corp.	1,144	16,554
First Community Bancshares, Inc.	196	5,425
First Connecticut Bancorp, Inc.	167	4,200
First Financial Bancorp	728	20,748
First Financial Bankshares, Inc.	750	34,837
First Financial Corp.	125	5,788
First Foundation, Inc.†	23,545	457,950
First Guaranty Bancshares, Inc.	57	1,499
First Internet Bancorp	94	3,520
First Interstate BancSystem, Inc., Class A	308	12,890
First Merchants Corp.	484	20,889
First Mid-Illinois Bancshares, Inc.	119	4,582
First Midwest Bancorp, Inc.	1,207	30,006
First Northwest Bancorp†	117	1,983
First of Long Island Corp.	282	7,924
FNB Bancorp	63	2,242
Franklin Financial Network, Inc.†	139	4,483
Fulton Financial Corp.	2,028	36,910
German American Bancorp, Inc.	251	8,707
Glacier Bancorp, Inc.	925	36,278
Great Southern Bancorp, Inc.	128	6,496
Great Western Bancorp, Inc.	700	29,505
Green Bancorp, Inc.†	15,513	369,985
Guaranty Bancorp	286	8,108
Guaranty Bancshares, Inc.	25	792
Hancock Holding Co.	997	53,539
Hanmi Financial Corp.	373	11,750
HarborOne Bancorp, Inc.†	156	2,880
Heartland Financial USA, Inc.	290	15,414
Heritage Commerce Corp.	428	6,852
Heritage Financial Corp.	348	10,718
Hilltop Holdings, Inc.	867	22,707
Home BancShares, Inc.	1,862	44,707
HomeStreet, Inc.†	319	9,395

Hope Bancorp, Inc.	1,534	29,207
Horizon Bancorp	272	8,282
Howard Bancorp, Inc.†	104	2,184
IBERIABANK Corp.	598	50,531
Independent Bank Corp./Michigan	240	5,532
Independent Bank Corp./Massachusetts	320	22,832
International Bancshares Corp.	647	26,851
Investar Holding Corp.	97	2,449
Kearny Financial Corp.	942	13,000
Lakeland Bancorp, Inc.	531	10,673
Lakeland Financial Corp.	286	13,748
LCNB Corp.	105	2,048
LegacyTexas Financial Group, Inc.	559	24,618
Live Oak Bancshares, Inc.	275	7,398
Macatawa Bank Corp.	307	3,181
MainSource Financial Group, Inc.	292	11,490
MB Financial, Inc.	958	40,983
MBT Financial Corp.	211	2,374
Mercantile Bank Corp.	190	6,629
Merchants Bancorp	86	1,746
Metropolitan Bank Holding Corp.†	43	2,042
Middlefield Banc Corp.	31	1,541
Midland States Bancorp, Inc.	183	5,872
MidSouth Bancorp, Inc.	172	2,434
MidWestOne Financial Group, Inc.	132	4,367
National Bankshares, Inc.	80	3,488
National Commerce Corp.†	142	6,440
NBT Bancorp, Inc.	505	18,640
Nicolet Bankshares, Inc.†	104	5,646
Northeast Bancorp	87	1,944
Northrim BanCorp, Inc.	80	2,676
Norwood Financial Corp.	68	2,136
OFG Bancorp	511	5,825
Ohio Valley Banc Corp.	48	1,973
Old Line Bancshares, Inc.	101	3,199
Old National Bancorp	1,588	27,472
Old Point Financial Corp.	43	1,262
Old Second Bancorp, Inc.	342	5,027
Opus Bank	236	6,396
Orrstown Financial Services, Inc.	88	2,213
Pacific Mercantile Bancorp†	183	1,583
Park National Corp.	158	16,593
PCSB Financial Corp.†	214	4,319
Peapack Gladstone Financial Corp.	206	7,317
Penns Woods Bancorp, Inc.	54	2,315
People’s Utah Bancorp	160	5,056
Peoples Bancorp of North Carolina, Inc.	60	1,890
Peoples Bancorp, Inc.	194	6,908
Peoples Financial Services Corp.	81	3,680
Preferred Bank	6,286	404,944
Premier Financial Bancorp, Inc.	111	2,111
Provident Bancorp, Inc.†	52	1,251
QCR Holdings, Inc.	143	6,271
RBB Bancorp	45	1,210
Reliant Bancorp, Inc.	82	1,968
Renasant Corp.	536	23,086
Republic Bancorp, Inc., Class A	114	4,394
Republic First Bancorp, Inc.†	576	5,098
S&T Bancorp, Inc.	406	16,386
Sandy Spring Bancorp, Inc.	381	14,409
Seacoast Banking Corp. of Florida†	504	12,998
ServisFirst Bancshares, Inc.	547	23,204
Shore Bancshares, Inc.	148	2,697
Sierra Bancorp	159	4,353
Simmons First National Corp., Class A	490	28,837
SmartFinancial, Inc.†	85	1,853
South State Corp.	427	37,832
Southern First Bancshares, Inc.†	78	3,397
Southern National Bancorp of Virginia, Inc.	253	4,147
Southside Bancshares, Inc.	327	11,226
State Bank Financial Corp.	444	13,546
Stock Yards Bancorp, Inc.	258	9,275
Summit Financial Group, Inc.	129	3,315
Sun Bancorp, Inc.	127	3,112
Texas Capital Bancshares, Inc.†	589	55,837
Tompkins Financial Corp.	173	14,250
Towne Bank	755	23,073
TriCo Bancshares	242	8,949
TriState Capital Holdings, Inc.†	264	6,349
Triumph Bancorp, Inc.†	207	7,970
TrustCo Bank Corp.	1,092	9,391
Trustmark Corp.	798	25,368
Two River Bancorp	85	1,531
UMB Financial Corp.	535	40,756
Umpqua Holdings Corp.	2,619	56,701
Union Bankshares Corp.	567	21,404
United Bankshares, Inc.	1,183	43,534
United Community Banks, Inc.	865	27,403
United Security Bancshares	154	1,702
Unity Bancorp, Inc.	91	1,870
Univest Corp. of Pennsylvania	307	8,596
Valley National Bancorp	3,054	38,389
Veritex Holdings, Inc.†	191	5,445
Washington Trust Bancorp, Inc.	177	9,523
WesBanco, Inc.	498	20,423
West Bancorporation, Inc.	188	4,813
Westamerica Bancorporation	301	17,870
Western New England Bancorp, Inc.	327	3,548
Wintrust Financial Corp.	656	56,350

		4,359,565

Banks-Fiduciary - 0.0%
Boston Private Financial Holdings, Inc.	986	15,185
Parke Bancorp, Inc.	68	1,370
Union Bankshares, Inc.	46	2,486

		19,041

Banks-Mortgage - 0.0%
Walker & Dunlop, Inc.†	328	15,236

Banks-Super Regional - 0.0%
Independent Bank Group, Inc.	209	14,996
National Bank Holdings Corp., Class A	294	9,772

		24,768

Batteries/Battery Systems - 0.1%
EnerSys	516	36,280

Beverages-Non-alcoholic - 0.1%
Coca-Cola Bottling Co. Consolidated	56	11,341
National Beverage Corp.	139	15,355
Primo Water Corp.†	299	3,878

		30,574

Beverages-Wine/Spirits - 0.0%
MGP Ingredients, Inc.	153	13,700

Bicycle Manufacturing - 0.0%
Fox Factory Holding Corp.†	414	15,877

Brewery - 0.6%
Boston Beer Co., Inc., Class A†	98	18,605
Craft Brew Alliance, Inc.†	150	2,902
New Age Beverages Corp.†	100,082	358,294

		379,801

Broadcast Services/Program - 0.1%
Hemisphere Media Group, Inc.†	171	1,830
MSG Networks, Inc., Class A†	708	16,992
TiVo Corp.	1,417	19,767
World Wrestling Entertainment, Inc., Class A	460	16,261

		54,850

Building & Construction Products-Misc. - 1.0%
American Woodmark Corp.†	167	22,687
Armstrong Flooring, Inc.†	256	3,965
Builders FirstSource, Inc.†	1,305	27,953
Caesarstone, Ltd.†	268	5,682
Forterra, Inc.†	221	1,536
Gibraltar Industries, Inc.†	375	13,913
Louisiana-Pacific Corp.†	1,720	50,929
NCI Building Systems, Inc.†	473	8,727
Patrick Industries, Inc.†	5,241	335,686
Ply Gem Holdings, Inc.†	262	5,620
Quanex Building Products Corp.	406	8,404
Simpson Manufacturing Co., Inc.	487	28,606
Summit Materials, Inc., Class A†	1,325	42,334
Trex Co., Inc.†	349	38,945

		594,987

Building & Construction-Misc. - 0.2%
Aegion Corp.†	382	9,581
Comfort Systems USA, Inc.	436	18,574
EMCOR Group, Inc.	697	56,652
Hill International, Inc.†	403	2,297
IES Holdings, Inc.†	102	1,785
MYR Group, Inc.†	189	6,403
TopBuild Corp.†	419	32,070

		127,362

Building Products-Air & Heating - 0.0%
AAON, Inc.	490	17,836

Building Products-Cement - 0.0%
Continental Building Products, Inc.†	449	12,774
US Concrete, Inc.†	187	14,558

		27,332

Building Products-Doors & Windows - 0.6%
Apogee Enterprises, Inc.	335	15,246
Griffon Corp.	347	6,957
JELD-WEN Holding, Inc.†	798	31,346
Masonite International Corp.†	336	23,436

PGT Innovations , Inc.†	19,196	306,176

		383,161

Building Products-Light Fixtures - 0.1%
Cree, Inc.†	1,155	39,859
LSI Industries, Inc.	291	2,311

		42,170

Building Products-Wood - 0.1%
Boise Cascade Co.	457	20,314
Universal Forest Products, Inc.	709	26,467

		46,781

Building-Heavy Construction - 0.8%
Chicago Bridge & Iron Co. NV	1,191	24,856
Dycom Industries, Inc.†	357	41,665
Granite Construction, Inc.	469	31,278
Layne Christensen Co.†	213	2,873
MasTec, Inc.†	787	42,026
Orion Group Holdings, Inc.†	325	2,444
Primoris Services Corp.	466	12,116
Sterling Construction Co., Inc.†	21,925	305,854
Tutor Perini Corp.†	442	10,940
Willbros Group, Inc.†	518	575

		474,627

Building-Maintenance & Services - 0.0%
ABM Industries, Inc.	661	25,138

Building-Mobile Home/Manufactured Housing - 1.0%
Cavco Industries, Inc.†	2,340	358,371
Winnebago Industries, Inc.	6,101	277,290

		635,661

Building-Residential/Commercial - 0.3%
AV Homes, Inc.†	144	2,434
Beazer Homes USA, Inc.†	370	6,860
Century Communities, Inc.†	226	7,142
Green Brick Partners, Inc.†	281	3,147
Hovnanian Enterprises, Inc., Class A†	1,461	2,966
Installed Building Products, Inc.†	255	18,347
KB Home	1,005	31,677
LGI Homes, Inc.†	204	13,807
M/I Homes, Inc.†	313	10,122
MDC Holdings, Inc.	531	17,900
Meritage Homes Corp.†	455	21,590
New Home Co., Inc.†	146	1,730
PICO Holdings, Inc.	263	3,445
Taylor Morrison Home Corp., Class A†	1,314	33,415
TRI Pointe Group, Inc.†	1,774	28,934
William Lyon Homes, Class A†	322	8,742

		212,258

Cable/Satellite TV - 0.0%
Global Eagle Entertainment, Inc.†	604	1,746
WideOpenWest, Inc.†	250	2,560

		4,306

Capacitors - 0.8%
KEMET Corp.†	23,505	478,562

Casino Hotels - 0.1%
Boyd Gaming Corp.	982	38,760
Caesars Entertainment Corp.†	1,614	22,515
Century Casinos, Inc.†	250	2,287
Monarch Casino & Resort, Inc.†	128	5,832

		69,394

Casino Services - 0.1%
Eldorado Resorts, Inc.†	553	19,106
Scientific Games Corp.†	629	29,343

		48,449

Cellular Telecom - 0.0%
ATN International, Inc.	124	7,361

Chemicals-Diversified - 0.1%
Aceto Corp.	353	3,887
AdvanSix, Inc.†	354	13,969
Codexis, Inc.†	482	4,145
Innophos Holdings, Inc.	229	10,596
Innospec, Inc.	283	20,319
Koppers Holdings, Inc.†	244	11,175
Quaker Chemical Corp.	154	23,701

		87,792

Chemicals-Fibers - 0.0%
Rayonier Advanced Materials, Inc.	507	9,592

Chemicals-Other - 0.0%
American Vanguard Corp.	339	7,170

Chemicals-Plastics - 0.3%
A. Schulman, Inc.	338	13,182
Landec Corp.†	11,848	155,801
PolyOne Corp.	951	41,331

		210,314

Chemicals-Specialty - 1.0%
AgroFresh Solutions, Inc.†	260	1,960
Balchem Corp.	375	29,625
Calgon Carbon Corp.	597	12,746
CSW Industrials, Inc.†	171	8,191
Ferro Corp.†	990	23,285
GCP Applied Technologies, Inc.†	848	28,323
H.B. Fuller Co.	596	30,903
Hawkins, Inc.	114	4,024
Ingevity Corp.†	503	36,493
KMG Chemicals, Inc.	5,278	320,638
Kraton Corp.†	354	17,792
Minerals Technologies, Inc.	416	31,262
Oil-Dri Corp. of America	59	2,295
OMNOVA Solutions, Inc.†	511	5,621
PQ Group Holdings, Inc.†	346	5,654
Sensient Technologies Corp.	524	37,649
Stepan Co.	236	18,507
Tronox, Ltd., Class A	1,063	20,867
Valhi, Inc.	299	1,731

		637,566

Circuit Boards - 0.0%
Park Electrochemical Corp.	228	4,172
TTM Technologies, Inc.†	1,092	18,007

		22,179

Coal - 0.1%
Arch Coal, Inc., Class A	227	20,432
Cloud Peak Energy, Inc.†	874	4,370
Hallador Energy Co.	190	1,326
NACCO Industries, Inc., Class A	48	2,018
Peabody Energy Corp.†	789	31,884
Ramaco Resources, Inc.†	73	587
SunCoke Energy, Inc.†	762	8,458
Warrior Met Coal, Inc.	391	10,936
Westmoreland Coal Co.†	219	237

		80,248

Coatings/Paint - 0.0%
Kronos Worldwide, Inc.	268	7,357

Coffee - 0.0%
Farmer Bros. Co.†	103	3,255

Commercial Services - 1.6%
Acacia Research Corp.†	585	2,135
Care.com, Inc.†	17,776	326,012
Collectors Universe, Inc.	6,028	167,096
Emerald Expositions Events, Inc.	214	4,618
Healthcare Services Group, Inc.	842	46,462
HMS Holdings Corp.†	991	16,976
Medifast, Inc.	5,066	348,085
National Research Corp., Class A	112	4,217
Nutrisystem, Inc.	351	15,181
RPX Corp.	543	7,624
ServiceSource International, Inc.†	911	3,097
SP Plus Corp.†	206	7,941
Team, Inc.†	346	5,882
Weight Watchers International, Inc.†	331	21,280

		976,606

Commercial Services-Finance - 0.9%
Cardtronics PLC, Class A†	539	13,184
CBIZ, Inc.†	605	9,982
CPI Card Group, Inc.	48	139
Everi Holdings, Inc.†	767	5,937
EVERTEC, Inc.	715	11,190
Green Dot Corp., Class A†	548	33,570
LendingTree, Inc.†	75	27,589
Liberty Tax, Inc.	81	834
MoneyGram International, Inc.†	344	4,156
PRGX Global, Inc.†	59,171	449,700
Travelport Worldwide, Ltd.	1,468	19,979

		576,260

Communications Software - 0.1%
BroadSoft, Inc.†	374	20,533
Digi International, Inc.†	313	3,239
pdvWireless, Inc.†	112	3,853
Ribbon Communications, Inc.†	561	3,916

		31,541

Computer Aided Design - 0.1%
Aspen Technology, Inc.†	865	66,994

Computer Data Security - 0.6%
ForeScout Technologies, Inc.†	63	1,917
Qualys, Inc.†	380	23,750
Varonis Systems, Inc.†	6,791	368,751

		394,418

Computer Graphics - 0.0%
Monotype Imaging Holdings, Inc.	492	11,783

Computer Services - 1.7%
Barracuda Networks, Inc.†	297	8,182
CACI International, Inc., Class A†	289	40,619
Carbonite, Inc.†	20,809	524,387
Cogint, Inc.†	239	872
Convergys Corp.	1,111	25,853
DMC Global, Inc.	167	3,824
Engility Holdings, Inc.†	213	5,572
EPAM Systems, Inc.†	589	69,196
ExlService Holdings, Inc.†	387	23,510
Insight Enterprises, Inc.†	421	15,628
KeyW Holding Corp.†	570	3,819
MAXIMUS, Inc.	759	51,749
Presidio, Inc.†	259	4,742
Science Applications International Corp.	512	39,245
SecureWorks Corp., Class A†	98	949
StarTek, Inc.†	13,501	168,762
Sykes Enterprises, Inc.†	464	14,393
Syntel, Inc.†	391	8,817
TTEC Holdings, Inc.	164	6,511
Unisys Corp.†	595	5,296
Virtusa Corp.†	320	14,278

		1,036,204

Computer Software - 1.1%
Avid Technology, Inc.†	395	2,133
Blackbaud, Inc.	564	54,042
Box, Inc., Class A†	957	21,284
Cloudera, Inc.†	1,153	21,584
CommerceHub, Inc., Series A†	162	3,276
CommerceHub, Inc., Series C†	344	6,636
Cornerstone OnDemand, Inc.†	627	25,789
Envestnet, Inc.†	509	27,359
j2 Global, Inc.	549	43,914
SendGrid, Inc.†	98	2,202
Simulations Plus, Inc.	27,241	439,942
Tintri, Inc.†	112	629
Veritone, Inc.†	32	568
Workiva, Inc.†	302	6,735

		656,093

Computers - 0.1%
Nutanix, Inc., Class A†	1,267	40,671

Computers-Integrated Systems - 0.2%
Agilysys, Inc.†	181	2,172
Cray, Inc.†	474	11,494
Diebold Nixdorf, Inc.	894	16,494
Maxwell Technologies, Inc.†	426	2,467
Mercury Systems, Inc.†	554	26,603
MTS Systems Corp.	201	10,422
NetScout Systems, Inc.†	998	28,443
Radisys Corp.†	436	379
Super Micro Computer, Inc.†	461	10,522
USA Technologies, Inc.†	573	4,842
VeriFone Systems, Inc.†	1,317	23,285

		137,123

Computers-Memory Devices - 0.0%
Pure Storage, Inc., Class A†	1,147	23,100
Quantum Corp.†	336	2,080

		25,180

Computers-Other - 0.1%
3D Systems Corp.†	1,292	13,230
ExOne Co.†	132	1,296
Lumentum Holdings, Inc.†	731	33,845
Stratasys, Ltd.†	591	12,642

		61,013

Computers-Periphery Equipment - 0.0%
Electronics For Imaging, Inc.†	547	15,994
Immersion Corp.†	344	3,571
Mitek Systems, Inc.†	365	2,847

		22,412

Computers-Voice Recognition - 0.0%
Vocera Communications, Inc.†	342	10,021

Consulting Services - 1.1%
CRA International, Inc.	9,810	455,478
Forrester Research, Inc.	120	5,238
Franklin Covey Co.†	115	3,312
FTI Consulting, Inc.†	447	19,431
Hackett Group, Inc.	277	4,435
Huron Consulting Group, Inc.†	259	10,399
ICF International, Inc.†	212	11,257
Information Services Group, Inc.†	383	1,632
Navigant Consulting, Inc.†	542	11,122
Vectrus, Inc.†	4,500	136,800

		659,104

Consumer Products-Misc. - 0.1%
Central Garden & Pet Co.†	125	4,899
Central Garden & Pet Co., Class A†	417	15,729
CSS Industries, Inc.	105	2,747
Helen of Troy, Ltd.†	322	29,994
WD-40 Co.	163	20,171

		73,540

Containers-Metal/Glass - 0.0%
Greif, Inc., Class A	302	17,854
Greif, Inc., Class B	66	4,201

		22,055

Containers-Paper/Plastic - 0.1%
KapStone Paper and Packaging Corp.	1,028	35,610
Multi-Color Corp.	162	12,555
UFP Technologies, Inc.†	76	2,215

		50,380

Cosmetics & Toiletries - 0.0%
e.l.f. Beauty, Inc.†	245	5,037
Inter Parfums, Inc.	204	9,303
Revlon, Inc., Class A†	140	2,870

		17,210

Cruise Lines - 0.0%
Lindblad Expeditions Holdings, Inc.†	237	2,197

Data Processing/Management - 0.4%
Acxiom Corp.†	937	25,365
Amber Road, Inc.†	6,543	47,502

Bottomline Technologies DE, Inc.†	470	17,155
CommVault Systems, Inc.†	472	25,181
CSG Systems International, Inc.	394	17,797
Fair Isaac Corp.	353	60,949
Pegasystems, Inc.	433	22,018

		215,967

Decision Support Software - 0.0%
Castlight Health, Inc., Class B†	756	2,797
QAD, Inc., Class A	118	5,086

		7,883

Diagnostic Equipment - 0.1%
Accelerate Diagnostics, Inc.†	308	8,901
BioTelemetry, Inc.†	376	12,841
GenMark Diagnostics, Inc.†	603	3,280
Genomic Health, Inc.†	233	7,738
Oxford Immunotec Global PLC†	299	3,472
Quotient, Ltd.†	316	921
Repligen Corp.†	444	15,704

		52,857

Diagnostic Kits - 0.7%
Meridian Bioscience, Inc.	492	7,700
OraSure Technologies, Inc.†	17,862	388,677
Quidel Corp.†	336	15,382

		411,759

Dialysis Centers - 0.6%
American Renal Associates Holdings, Inc.†	18,911	357,607

Disposable Medical Products - 0.1%
ICU Medical, Inc.†	178	40,753
Merit Medical Systems, Inc.†	575	26,709
Utah Medical Products, Inc.	40	3,604

		71,066

Distribution/Wholesale - 0.3%
Anixter International, Inc.†	343	28,709
Beacon Roofing Supply, Inc.†	789	47,734
Core-Mark Holding Co., Inc.	539	11,907
EnviroStar, Inc.	43	1,647
Essendant, Inc.	442	4,000
Fossil Group, Inc.†	523	4,163
G-III Apparel Group, Ltd.†	512	19,123
H&E Equipment Services, Inc.	372	14,649
Huttig Building Products, Inc.†	282	1,991
Nexeo Solutions, Inc.†	310	2,923
ScanSource, Inc.†	293	10,021
SiteOne Landscape Supply, Inc.†	401	30,540
Systemax, Inc.	136	4,223
Titan Machinery, Inc.†	220	4,728
Triton International, Ltd.	556	21,462
Veritiv Corp.†	136	3,903

		211,723

Diversified Financial Services - 0.0%
Ladder Capital Corp.	933	13,501

Diversified Manufacturing Operations - 1.3%
Actuant Corp., Class A	704	17,424
AZZ, Inc.	307	13,969
Barnes Group, Inc.	594	39,079
Chase Corp.	84	9,437
EnPro Industries, Inc.	250	21,997
Fabrinet†	429	10,643
Federal Signal Corp.	698	14,197
GP Strategies Corp.†	10,888	271,656
Harsco Corp.†	951	17,023
LSB Industries, Inc.†	257	2,182
Lydall, Inc.†	7,507	358,835
NL Industries, Inc.†	99	1,287
Raven Industries, Inc.	427	16,461
Standex International Corp.	149	15,638
Tredegar Corp.	305	5,597

		815,425

Diversified Minerals - 0.1%
Fairmount Santrol Holdings, Inc.†	1,834	10,216
Smart Sand, Inc.†	258	2,371
United States Lime & Minerals, Inc.	23	1,765
US Silica Holdings, Inc.	966	32,158

		46,510

Diversified Operations - 0.0%
HRG Group, Inc.†	1,406	25,659

Diversified Operations/Commercial Services - 0.6%
Viad Corp.	6,210	352,728

Drug Delivery Systems - 0.4%
Antares Pharma, Inc.†	1,698	3,549
Catalent, Inc.†	1,581	73,580
Depomed, Inc.†	682	5,012
Heron Therapeutics, Inc.†	537	11,626
Nektar Therapeutics†	1,752	146,485
Revance Therapeutics, Inc.†	271	8,753

		249,005

E-Commerce/Products - 0.2%
1-800-flowers.com, Inc., Class A†	315	3,284
Chegg, Inc.†	1,126	19,502
Etsy, Inc.†	1,429	26,808
FTD Cos., Inc.†	200	1,172
Lands’ End, Inc.†	157	2,638
Ominto, Inc.†	165	561
Overstock.com, Inc.†	198	13,602
Shutterfly, Inc.†	391	26,647

		94,214

E-Commerce/Services - 0.3%
Cars.com, Inc.†	851	25,266
Carvana Co.†	167	3,188
ChannelAdvisor Corp.†	300	2,730
Groupon, Inc.†	4,016	21,245
GrubHub, Inc.†	1,016	73,406
Leaf Group, Ltd.†	144	1,260
Quotient Technology, Inc.†	894	10,549
Stamps.com, Inc.†	193	39,343
Trade Desk, Inc., Class A†	280	13,575
TrueCar, Inc.†	832	9,809

		200,371

E-Marketing/Info - 0.0%
Liquidity Services, Inc.†	303	1,454
New Media Investment Group, Inc.	605	10,225
QuinStreet, Inc.†	433	4,040
Rubicon Project, Inc.†	524	1,006

		16,725

E-Services/Consulting - 0.0%
Perficient, Inc.†	406	7,864

Educational Software - 0.1%
2U, Inc.†	569	42,260
Instructure, Inc.†	259	9,298
Rosetta Stone, Inc.†	200	2,556

		54,114

Electric Products-Misc. - 0.1%
Graham Corp.	113	2,418
Littelfuse, Inc.	287	62,273
Novanta, Inc.†	379	21,944

		86,635

Electric-Distribution - 0.0%
Genie Energy, Ltd., Class B	160	699
Spark Energy, Inc., Class A	138	1,366
Unitil Corp.	164	7,251

		9,316

Electric-Generation - 0.0%
Atlantic Power Corp.†	1,354	2,843

Electric-Integrated - 0.6%
ALLETE, Inc.	605	43,826
Ameresco, Inc., Class A†	221	1,923
Avista Corp.	761	38,324
Black Hills Corp.	633	35,163
El Paso Electric Co.	478	24,952
IDACORP, Inc.	597	51,509
MGE Energy, Inc.	413	24,697
NorthWestern Corp.	576	31,300
Otter Tail Corp.	465	19,809
PNM Resources, Inc.	944	35,967
Portland General Electric Co.	1,058	44,806

		352,276

Electronic Components-Misc. - 1.6%
AVX Corp.	545	9,777
Bel Fuse, Inc., Class B	3,268	67,157
Benchmark Electronics, Inc.†	591	17,109
CTS Corp.	378	10,395
Kimball Electronics, Inc.†	314	5,809
Knowles Corp.†	1,042	15,880
Methode Electronics, Inc.	423	17,280
Microvision, Inc.†	930	1,107
NVE Corp.	4,104	343,997
OSI Systems, Inc.†	209	13,811
Plexus Corp.†	397	23,721
Rogers Corp.†	213	35,098
Sanmina Corp.†	846	22,123
Sparton Corp.†	114	2,623
Stoneridge, Inc.†	318	7,740
Vishay Intertechnology, Inc.	1,567	34,396
Vishay Precision Group, Inc.†	120	3,288

ZAGG, Inc.†	21,491	358,900

		990,211

Electronic Components-Semiconductors - 1.3%
Alpha & Omega Semiconductor, Ltd.†	236	3,962
Ambarella, Inc.†	384	19,354
Amkor Technology, Inc.†	1,205	12,122
AXT, Inc.†	440	3,476
CEVA, Inc.†	4,210	185,240
Diodes, Inc.†	461	12,996
DSP Group, Inc.†	258	3,380
EMCORE Corp.†	318	2,146
GSI Technology, Inc.†	174	1,397
Impinj, Inc.†	215	4,810
Inphi Corp.†	497	14,845
Kopin Corp.†	728	2,417
Lattice Semiconductor Corp.†	1,451	9,446
MACOM Technology Solutions Holdings, Inc.†	479	14,897
Monolithic Power Systems, Inc.	472	56,225
Pixelworks, Inc.†	55,757	339,560
Rambus, Inc.†	1,282	16,192
Semtech Corp.†	767	27,459
Silicon Laboratories, Inc.†	496	47,715
SMART Global Holdings, Inc.†	73	2,648
Synaptics, Inc.†	407	17,639
Xperi Corp.	579	12,998

		810,924

Electronic Measurement Instruments - 0.2%
Badger Meter, Inc.	332	16,003
CyberOptics Corp.†	81	1,235
ESCO Technologies, Inc.	301	18,406
FARO Technologies, Inc.†	196	10,564
Fitbit, Inc., Class A†	2,291	11,799
Itron, Inc.†	404	29,573
Mesa Laboratories, Inc.	38	5,377

		92,957

Electronic Parts Distribution - 0.1%
SYNNEX Corp.	343	42,096
Tech Data Corp.†	415	41,612

		83,708

Electronic Security Devices - 0.0%
Napco Security Technologies, Inc.†	141	1,290

Energy-Alternate Sources - 0.1%
Clean Energy Fuels Corp.†	1,614	2,534
FutureFuel Corp.	296	3,966
Green Plains, Inc.	465	8,137
Pacific Ethanol, Inc.†	510	2,142
Pattern Energy Group, Inc., Class A	930	19,177
Plug Power, Inc.†	2,701	5,213
Renewable Energy Group, Inc.†	450	4,815
REX American Resources Corp.†	69	5,634
Sunrun, Inc.†	1,005	6,362
TerraForm Power, Inc., Class A	537	5,853
TPI Composites, Inc.†	126	2,530
Vivint Solar, Inc.†	319	1,101

		67,464

Engineering/R&D Services - 0.6%
Argan, Inc.	172	7,499
Exponent, Inc.	303	22,468
KBR, Inc.	1,663	33,825
Keane Group, Inc.†	471	7,786
Mistras Group, Inc.†	204	4,347
NV5 Global, Inc.†	6,227	303,566
VSE Corp.	102	5,054

		384,545

Engines-Internal Combustion - 0.0%
Briggs & Stratton Corp.	493	11,921

Enterprise Software/Service - 0.9%
Actua Corp.	352	5,491
Alteryx, Inc., Class A†	278	7,617
American Software, Inc., Class A	23,203	290,734
Apptio, Inc., Class A†	276	7,052
Benefitfocus, Inc.†	188	4,738
Blackline, Inc.†	185	6,148
Coupa Software, Inc.†	372	14,222
Donnelley Financial Solutions, Inc.†	396	8,494
Everbridge, Inc.†	203	6,553
Evolent Health, Inc., Class A†	706	9,955
Hortonworks, Inc.†	593	11,830
LivePerson, Inc.†	652	7,791
Majesco†	66	382
ManTech International Corp., Class A	305	15,881
MicroStrategy, Inc., Class A†	112	15,426
MobileIron, Inc.†	675	3,037
Model N, Inc.†	281	4,201
MuleSoft, Inc., Class A†	287	7,054
Omnicell, Inc.†	443	21,729
Paycom Software, Inc.†	583	53,426
PROS Holdings, Inc.†	315	9,148
SPS Commerce, Inc.†	200	10,520
Verint Systems, Inc.†	752	31,396

		552,825

Entertainment Software - 0.0%
Glu Mobile, Inc.†	1,248	4,668

Environmental Consulting & Engineering - 0.1%
Tetra Tech, Inc.	661	32,852

Environmental Monitoring & Detection - 0.1%
MSA Safety, Inc.	394	30,854

Finance-Commercial - 0.0%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	600	13,044
NewStar Financial, Inc. CVR†(1)(2)	360	194
On Deck Capital, Inc.†	583	2,624

		15,862

Finance-Consumer Loans - 0.8%
Elevate Credit, Inc.†	205	1,531
Encore Capital Group, Inc.†	284	11,772
Enova International, Inc.†	22,535	403,376
LendingClub Corp.†	3,862	14,135
Nelnet, Inc., Class A	225	11,725
Ocwen Financial Corp.†	1,251	4,216
PRA Group, Inc.†	528	18,876
Regional Management Corp.†	121	3,432

World Acceptance Corp.†	70	8,263

		477,326

Finance-Credit Card - 0.1%
Blackhawk Network Holdings, Inc.†	647	29,406

Finance-Investment Banker/Broker - 0.9%
Cowen, Inc.†	306	3,963
Diamond Hill Investment Group, Inc.	37	7,783
Evercore, Inc., Class A	455	45,750
GAIN Capital Holdings, Inc.	404	2,949
Greenhill & Co., Inc.	288	5,342
Houlihan Lokey, Inc.	316	15,073
INTL. FCStone, Inc.†	179	7,787
Investment Technology Group, Inc.	389	8,309
Ladenburg Thalmann Financial Services, Inc.	122,451	380,823
Moelis & Co., Class A	369	19,077
Oppenheimer Holdings, Inc., Class A	116	3,190
Piper Jaffray Cos.	170	15,691
PJT Partners, Inc., Class A	214	10,133
Stifel Financial Corp.	788	53,206
Virtu Financial, Inc., Class A	299	5,711

		584,787

Finance-Leasing Companies - 0.0%
Aircastle, Ltd.	562	13,274
Marlin Business Services Corp.	104	2,465

		15,739

Finance-Mortgage Loan/Banker - 0.1%
Arlington Asset Investment Corp., Class A	325	3,412
Ellie Mae, Inc.†	400	37,400
Federal Agricultural Mtg. Corp., Class C	104	8,346
Impac Mortgage Holdings, Inc.†	115	1,058
Nationstar Mtg. Holdings, Inc.†	346	6,138
PennyMac Financial Services, Inc., Class A†	188	4,174
PHH Corp.†	379	3,400
TPG RE Finance Trust, Inc.	131	2,465

		66,393

Finance-Other Services - 0.1%
R1 RCM, Inc.†	1,185	6,103
WageWorks, Inc.†	470	28,458

		34,561

Financial Guarantee Insurance - 0.2%
MBIA, Inc.†	1,051	7,714
MGIC Investment Corp.†	4,378	64,882
NMI Holdings, Inc., Class A†	674	12,368
Radian Group, Inc.	2,562	56,544

		141,508

Firearms & Ammunition - 0.1%
American Outdoor Brands Corp.†	635	7,576
Axon Enterprise, Inc.†	616	16,299
Sturm Ruger & Co., Inc.	200	10,590

		34,465

Food-Canned - 0.0%
Seneca Foods Corp., Class A†	82	2,587

Food-Confectionery - 0.0%
Hostess Brands, Inc.†	946	13,055
Tootsie Roll Industries, Inc.	200	7,160

		20,215

Food-Dairy Products - 0.0%
Dean Foods Co.	1,075	11,148
Lifeway Foods, Inc.†	56	444

		11,592

Food-Misc./Diversified - 0.3%
B&G Foods, Inc.	777	25,641
Cal-Maine Foods, Inc.†	340	14,467
Darling Ingredients, Inc.†	1,941	35,986
J&J Snack Foods Corp.	178	24,642
John B. Sanfilippo & Son, Inc.	101	6,325
Lancaster Colony Corp.	222	28,505
Snyder’s-Lance, Inc.	1,017	50,830

		186,396

Food-Retail - 0.0%
Ingles Markets, Inc., Class A	167	5,611
Smart & Final Stores, Inc.†	270	2,538
SUPERVALU, Inc.†	453	7,176
Village Super Market, Inc., Class A	94	2,207
Weis Markets, Inc.	113	4,493

		22,025

Food-Wholesale/Distribution - 1.2%
Calavo Growers, Inc.	5,005	435,435
Chefs’ Warehouse, Inc.†	11,701	238,115
Fresh Del Monte Produce, Inc.	383	18,120
Performance Food Group Co.†	1,069	36,720
SpartanNash Co.	433	10,552
United Natural Foods, Inc.†	600	28,560

		767,502

Footwear & Related Apparel - 0.2%
Crocs, Inc.†	823	11,119
Deckers Outdoor Corp.†	374	32,055
Iconix Brand Group, Inc.†	592	740
Steven Madden, Ltd.†	699	32,294
Weyco Group, Inc.	73	2,262
Wolverine World Wide, Inc.	1,116	36,638

		115,108

Forestry - 0.0%
Deltic Timber Corp.	130	12,288

Funeral Services & Related Items - 0.5%
Carriage Services, Inc.	10,686	284,568
Matthews International Corp., Class A	370	20,720

		305,288

Gambling (Non-Hotel) - 0.1%
Golden Entertainment, Inc.†	125	3,915
Pinnacle Entertainment, Inc.†	625	20,181
Red Rock Resorts, Inc., Class A	816	28,340

		52,436

Gas-Distribution - 0.4%
Chesapeake Utilities Corp.	187	13,744
New Jersey Resources Corp.	1,017	39,460
Northwest Natural Gas Co.	336	19,270
ONE Gas, Inc.	617	43,702
RGC Resources, Inc.	79	1,928
South Jersey Industries, Inc.	944	27,791
Southwest Gas Holdings, Inc.	562	41,352
Spire, Inc.	558	37,107
WGL Holdings, Inc.	606	51,037

		275,391

Gold Mining - 0.0%
Gold Resource Corp.	620	2,803
Klondex Mines, Ltd.†	2,106	4,633

		7,436

Golf - 0.0%
Acushnet Holdings Corp.	373	8,001
Callaway Golf Co.	1,106	16,336
Drive Shack, Inc.†	735	3,807

		28,144

Hazardous Waste Disposal - 0.9%
Heritage-Crystal Clean, Inc.†	14,900	324,075
Sharps Compliance Corp.†	47,183	209,964
US Ecology, Inc.	258	13,481

		547,520

Health Care Cost Containment - 0.1%
CorVel Corp.†	110	5,682
HealthEquity, Inc.†	589	29,815

		35,497

Heart Monitors - 0.0%
FONAR Corp.†	73	1,792

Home Furnishings - 0.1%
Ethan Allen Interiors, Inc.	294	7,306
Flexsteel Industries, Inc.	90	3,877
Hooker Furniture Corp.	134	4,978
Sleep Number Corp.†	464	17,465

		33,626

Hotels/Motels - 0.1%
Belmond, Ltd., Class A†	1,058	13,648
ILG, Inc.	1,258	39,514
La Quinta Holdings, Inc.†	965	19,233
Marcus Corp.	221	5,746
Red Lion Hotels Corp.†	196	2,048

		80,189

Housewares - 0.0%
Libbey, Inc.	259	1,831
Lifetime Brands, Inc.	117	2,042

		3,873

Human Resources - 1.4%
AMN Healthcare Services, Inc.†	558	29,937
Barrett Business Services, Inc.	2,614	182,170
BG Staffing, Inc.	82	1,302
Cross Country Healthcare, Inc.†	13,993	196,042
Heidrick & Struggles International, Inc.	217	5,729
Insperity, Inc.	428	26,215

Kelly Services, Inc., Class A	361	10,220
Kforce, Inc.	277	7,188
Korn/Ferry International	622	27,716
On Assignment, Inc.†	591	45,253
Paylocity Holding Corp.†	313	16,367
Resources Connection, Inc.	344	5,624
TriNet Group, Inc.†	489	21,452
TrueBlue, Inc.†	483	13,210
Willdan Group, Inc.†	12,407	281,143

		869,568

Identification Systems - 0.0%
Brady Corp., Class A	549	20,999

Import/Export - 0.0%
Castle Brands, Inc.†	1,047	1,162

Independent Power Producers - 0.1%
Dynegy, Inc.†	1,307	16,364
NRG Yield, Inc., Class A	412	7,758
NRG Yield, Inc., Class C	771	14,572
Ormat Technologies, Inc.	477	33,428

		72,122

Industrial Audio & Video Products - 0.0%
Akoustis Technologies, Inc.†	142	826
GoPro, Inc., Class A†	1,290	7,056
Iteris, Inc.†	281	1,900

		9,782

Industrial Automated/Robotic - 0.5%
Hurco Cos., Inc.	72	3,251
Ichor Holdings, Ltd.†	9,795	312,656

		315,907

Instruments-Controls - 0.1%
Allied Motion Technologies, Inc.	78	2,718
Control4 Corp.†	300	8,133
Watts Water Technologies, Inc., Class A	329	26,238
Woodward, Inc.	630	48,838

		85,927

Instruments-Scientific - 0.0%
Fluidigm Corp.†	458	2,808

Insurance Brokers - 0.0%
Crawford & Co., Class B	141	1,329
eHealth, Inc.†	184	3,224

		4,553

Insurance-Life/Health - 0.7%
American Equity Investment Life Holding Co.	1,023	33,759
CNO Financial Group, Inc.	1,997	49,106
FBL Financial Group, Inc., Class A	117	8,143
Health Insurance Innovations, Inc., Class A†	10,155	263,522
Independence Holding Co.	71	2,080
National Western Life Group, Inc., Class A	27	8,746
Primerica, Inc.	524	52,924
Trupanion, Inc.†	265	9,254

		427,534

Insurance-Multi-line - 0.1%
Citizens, Inc.†	551	4,369
Genworth Financial, Inc., Class A†	5,944	18,189
Horace Mann Educators Corp.	483	19,948
Kemper Corp.	469	30,415

United Fire Group, Inc.	254	11,021

		83,942

Insurance-Property/Casualty - 2.7%
Ambac Financial Group, Inc.†	537	8,699
AMERISAFE, Inc.	226	13,729
AmTrust Financial Services, Inc.	1,008	13,527
Atlas Financial Holdings, Inc.†	125	2,506
Baldwin & Lyons, Inc., Class B	110	2,530
Donegal Group, Inc., Class A	104	1,825
EMC Insurance Group, Inc.	104	2,938
Employers Holdings, Inc.	376	15,942
Enstar Group, Ltd.†	133	27,611
Federated National Holding Co.	140	2,076
Global Indemnity, Ltd.†	98	4,150
Hallmark Financial Services, Inc.†	158	1,601
HCI Group, Inc.	93	3,250
Heritage Insurance Holdings, Inc.	24,556	418,189
Infinity Property & Casualty Corp.	126	12,758
Investors Title Co.	17	3,307
James River Group Holdings, Ltd.	302	11,476
Kingstone Cos., Inc.	25,778	540,049
Kinsale Capital Group, Inc.	9,587	457,492
National General Holdings Corp.	580	11,612
Navigators Group, Inc.	243	11,810
NI Holdings, Inc.†	119	1,978
RLI Corp.	456	29,303
Safety Insurance Group, Inc.	173	13,433
Selective Insurance Group, Inc.	680	39,610
State Auto Financial Corp.	188	5,597
Stewart Information Services Corp.	249	11,083
Third Point Reinsurance, Ltd.†	1,087	15,490
Tiptree, Inc.	296	1,820
United Insurance Holdings Corp.	243	4,695
Universal Insurance Holdings, Inc.	368	10,819

		1,700,905

Insurance-Reinsurance - 0.1%
Argo Group International Holdings, Ltd.	343	21,026
Blue Capital Reinsurance Holdings, Ltd.	70	851
Essent Group, Ltd.†	962	44,752
Greenlight Capital Re, Ltd., Class A†	356	7,209
Maiden Holdings, Ltd.	829	5,844
WMIH Corp.†	2,288	2,158

		81,840

Internet Application Software - 0.1%
Okta, Inc.†	230	6,773
RealNetworks, Inc.†	287	890
Tucows, Inc., Class A†	107	5,799
VirnetX Holding Corp.†	600	2,070
Zendesk, Inc.†	1,178	45,377

		60,909

Internet Connectivity Services - 0.5%
Boingo Wireless, Inc.†	450	10,912
Cogent Communications Holdings, Inc.	7,198	324,630
Internap Corp.†	240	4,015

		339,557

Internet Content-Entertainment - 0.0%
Limelight Networks, Inc.†	890	3,898
Shutterstock, Inc.†	219	9,693

		13,591

Internet Content-Information/News - 0.1%
DHI Group, Inc.†	573	1,031
HealthStream, Inc.†	305	7,174
Reis, Inc.	107	2,220
XO Group, Inc.†	291	5,558
Yelp, Inc.†	945	41,410

		57,393

Internet Gambling - 0.0%
Inspired Entertainment, Inc.†	47	310

Internet Security - 0.6%
Corindus Vascular Robotics, Inc.†	1,205	1,386
Imperva, Inc.†	402	17,588
Proofpoint, Inc.†	516	52,642
Rapid7, Inc.†	253	6,067
VASCO Data Security International, Inc.†	358	5,155
Zix Corp.†	68,192	288,452

		371,290

Internet Telephone - 0.1%
8x8, Inc.†	1,044	18,479
RingCentral, Inc., Class A†	769	41,756

		60,235

Investment Companies - 0.0%
Cannae Holdings, Inc.†	731	12,727

Investment Management/Advisor Services - 1.2%
Altisource Portfolio Solutions SA†	129	3,612
Artisan Partners Asset Management, Inc., Class A	535	20,945
Associated Capital Group, Inc., Class A	53	1,837
Cohen & Steers, Inc.	252	10,274
Financial Engines, Inc.	692	19,687
GAMCO Investors, Inc., Class A	53	1,562
Hamilton Lane, Inc., Class A	167	6,226
Medley Management, Inc., Class A	62	397
OM Asset Management PLC	891	15,940
Pzena Investment Management, Inc., Class A	18,910	236,564
Silvercrest Asset Management Group, Inc., Class A	24,747	371,205
Virtus Investment Partners, Inc.	81	10,368
Waddell & Reed Financial, Inc., Class A	961	22,103
Westwood Holdings Group, Inc.	96	6,285
WisdomTree Investments, Inc.	1,364	15,809

		742,814

Lasers-System/Components - 0.1%
Applied Optoelectronics, Inc.†	221	7,158
Electro Scientific Industries, Inc.†	378	8,853
II-VI, Inc.†	717	30,580

		46,591

Leisure Products - 0.0%
Escalade, Inc.	125	1,606
Johnson Outdoors, Inc., Class A	57	3,436
Marine Products Corp.	92	1,343

		6,385

Lighting Products & Systems - 0.0%
Revolution Lighting Technologies, Inc.†	146	518

Linen Supply & Related Items - 0.1%
UniFirst Corp.	181	29,919

Machine Tools & Related Products - 0.1%
Hardinge, Inc.	137	2,584
Kennametal, Inc.	949	46,292
Milacron Holdings Corp.†	643	12,198

		61,074

Machinery-Construction & Mining - 0.0%
Astec Industries, Inc.	252	15,725
Hyster-Yale Materials Handling, Inc.	122	10,332

		26,057

Machinery-Electrical - 0.1%
Babcock & Wilcox Enterprises, Inc.†	522	3,393
Franklin Electric Co., Inc.	548	24,824

		28,217

Machinery-Farming - 0.0%
Alamo Group, Inc.	112	12,883
Lindsay Corp.	124	11,062

		23,945

Machinery-General Industrial - 0.7%
Albany International Corp., Class A	339	21,510
Altra Industrial Motion Corp.	339	17,764
Applied Industrial Technologies, Inc.	453	33,409
Chart Industries, Inc.†	362	17,944
DXP Enterprises, Inc.†	186	6,363
Gencor Industries, Inc.†	96	1,613
Intevac, Inc.†	234	1,591
Kadant, Inc.	2,943	295,036
Manitowoc Co, Inc.†	377	15,110
Tennant Co.	208	14,019
Twin Disc, Inc.†	101	2,977

		427,336

Machinery-Material Handling - 0.0%
Columbus McKinnon Corp.	260	10,647

Machinery-Pumps - 0.1%
Gorman-Rupp Co.	209	5,909
NN, Inc.	320	9,216
SPX FLOW, Inc.†	490	22,721

		37,846

Marine Services - 0.0%
Great Lakes Dredge & Dock Corp.†	671	3,154
SEACOR Marine Holdings, Inc.†	192	2,872

		6,026

Medical Imaging Systems - 1.2%
Analogic Corp.	148	12,269
iRadimed Corp.†	19,989	295,837
Lantheus Holdings, Inc.†	17,811	409,653

		717,759

Medical Information Systems - 0.5%
Allscripts Healthcare Solutions, Inc.†	2,148	32,027
Computer Programs & Systems, Inc.	134	4,013
Cotiviti Holdings, Inc.†	434	15,190
Inovalon Holdings, Inc., Class A†	758	9,854
Medidata Solutions, Inc.†	666	45,361
NantHealth, Inc.†	188	647
Quality Systems, Inc.†	627	8,151
Tabula Rasa HealthCare, Inc.†	4,840	173,417

		288,660

Medical Instruments - 0.4%
Abaxis, Inc.	259	18,557
AngioDynamics, Inc.†	432	7,521
AtriCure, Inc.†	379	6,182
Cardiovascular Systems, Inc.†	395	9,760
CONMED Corp.	325	18,779
CryoLife, Inc.†	380	7,163
Endologix, Inc.†	972	4,024
Entellus Medical, Inc.†	143	3,439
Halyard Health, Inc.†	553	26,992
Integra LifeSciences Holdings Corp.†	752	39,600
iRhythm Technologies, Inc.†	169	10,077
LivaNova PLC†	574	49,106
Natus Medical, Inc.†	361	11,209
NuVasive, Inc.†	600	29,322
Obalon Therapeutics, Inc.†	106	435

		242,166

Medical Labs & Testing Services - 0.1%
Invitae Corp.†	504	3,473
Medpace Holdings, Inc.†	80	2,938
Natera, Inc.†	377	3,925
Syneos Health, Inc.†	646	24,774
Teladoc, Inc.†	636	23,786

		58,896

Medical Laser Systems - 0.5%
Cutera, Inc.†	6,588	326,765

Medical Products - 2.1%
Accuray, Inc.†	962	5,435
Atrion Corp.	17	9,782
AxoGen, Inc.†	323	8,979
Cantel Medical Corp.	430	47,700
Cerus Corp.†	1,338	5,927
ConforMIS, Inc.†	489	680
Exactech, Inc.†	126	6,313
Glaukos Corp.†	339	10,173
Globus Medical, Inc., Class A†	834	38,397
Haemonetics Corp.†	629	40,665
Inogen, Inc.†	201	24,490
Integer Holdings Corp.†	367	18,405
Intersect ENT, Inc.†	314	11,728
Invacare Corp.	385	7,084
K2M Group Holdings, Inc.†	487	10,261
LeMaitre Vascular, Inc.	10,147	353,116
Luminex Corp.	482	9,732
MiMedx Group, Inc.†	1,225	20,519
NanoString Technologies, Inc.†	243	1,827
Nevro Corp.†	328	26,325
Novocure, Ltd.†	683	15,333
NxStage Medical, Inc.†	768	19,223
Orthofix International NV†	9,016	517,879
OrthoPediatrics Corp.†	55	935
Penumbra, Inc.†	346	34,462
Pulse Biosciences, Inc.†	108	2,190
Restoration Robotics, Inc.†	43	219
Rockwell Medical, Inc.†	566	3,156
Sientra, Inc.†	171	2,156
Surmodics, Inc.†	152	4,454
Tactile Systems Technology, Inc.†	153	4,824
Viveve Medical, Inc.†	177	761
Wright Medical Group NV†	1,236	28,119

		1,291,249

Medical-Biomedical/Gene - 3.7%
Abeona Therapeutics, Inc.†	333	5,078
Acceleron Pharma, Inc.†	444	18,430
Achillion Pharmaceuticals, Inc.†	1,383	3,665
Acorda Therapeutics, Inc.†	512	13,286
Aduro Biotech, Inc.†	532	3,352
Advaxis, Inc.†	440	1,302
Agenus, Inc.†	883	3,188
Aileron Therapeutics, Inc.†	45	415
Alder Biopharmaceuticals, Inc.†	749	10,598
Allena Pharmaceuticals, Inc.†	64	534
AMAG Pharmaceuticals, Inc.†	415	5,955
AnaptysBio, Inc.†	211	22,237
Anavex Life Sciences Corp.†	441	1,248
ANI Pharmaceuticals, Inc.†	5,395	362,328
Aratana Therapeutics, Inc.†	489	2,264
Ardelyx, Inc.†	395	2,864
Arena Pharmaceuticals, Inc.†	465	17,400
Assembly Biosciences, Inc.†	190	8,964
Asterias Biotherapeutics, Inc.†	350	735
Atara Biotherapeutics, Inc.†	316	11,945
Athersys, Inc.†	1,207	2,112
Audentes Therapeutics, Inc.†	194	6,809
Avexis, Inc.†	291	36,005
Axovant Sciences, Ltd.†	383	778
Bellicum Pharmaceuticals, Inc.†	321	1,952
BioCryst Pharmaceuticals, Inc.†	1,158	5,211
Biohaven Pharmaceutical Holding Co., Ltd.†	124	4,285
BioTime, Inc.†	1,024	2,980
Bluebird Bio, Inc.†	578	118,432
Blueprint Medicines Corp.†	503	39,561
Cambrex Corp.†	384	21,638
Cascadian Therapeutics, Inc.†	416	4,185
Celcuity, Inc.†	33	557

Celldex Therapeutics, Inc.†	1,555	4,292
ChemoCentryx, Inc.†	292	2,730
Clearside Biomedical, Inc.†	244	1,586
Corium International, Inc.†	288	3,672
Corvus Pharmaceuticals, Inc.†	100	842
Curis, Inc.†	1,563	965
Cytokinetics, Inc.†	491	4,517
CytomX Therapeutics, Inc.†	343	9,175
Deciphera Pharmaceuticals, Inc.†	98	2,548
Dermira, Inc.†	450	12,834
Dynavax Technologies Corp.†	719	11,576
Edge Therapeutics, Inc.†	235	2,994
Editas Medicine, Inc.†	407	14,860
Emergent BioSolutions, Inc.†	396	19,321
Enzo Biochem, Inc.†	32,898	242,129
Epizyme, Inc.†	579	9,351
Esperion Therapeutics, Inc.†	201	14,575
Exact Sciences Corp.†	1,390	69,097
Fate Therapeutics, Inc.†	451	4,122
FibroGen, Inc.†	824	48,245
Five Prime Therapeutics, Inc.†	321	6,420
Fortress Biotech, Inc.†	389	1,540
Foundation Medicine, Inc.†	171	11,867
Genocea Biosciences, Inc.†	338	308
Geron Corp.†	1,757	4,305
Halozyme Therapeutics, Inc.†	1,410	26,339
Idera Pharmaceuticals, Inc.†	1,667	3,051
ImmunoGen, Inc.†	1,180	10,832
Immunomedics, Inc.†	1,208	20,137
Innoviva, Inc.†	886	12,927
Inovio Pharmaceuticals, Inc.†	963	4,391
Insmed, Inc.†	904	22,998
Intellia Therapeutics, Inc.†	197	5,063
Iovance Biotherapeutics, Inc.†	728	11,320
Karyopharm Therapeutics, Inc.†	399	4,716
Kura Oncology, Inc.†	238	4,665
Lexicon Pharmaceuticals, Inc.†	509	5,589
Ligand Pharmaceuticals, Inc.†	242	38,144
Loxo Oncology, Inc.†	270	27,397
MacroGenics, Inc.†	401	9,051
Matinas BioPharma Holdings, Inc.†	773	758
Medicines Co.†	816	27,034
Merrimack Pharmaceuticals, Inc.	152	1,596
Myriad Genetics, Inc.†	772	28,471
NantKwest, Inc.†	349	1,543
NeoGenomics, Inc.†	37,618	290,411
NewLink Genetics Corp.†	343	2,830
Novavax, Inc.†	3,692	7,458
Novelion Therapeutics, Inc.†	179	933
Nymox Pharmaceutical Corp.†	373	1,253
Omeros Corp.†	538	8,710
Oncocyte Corp.†	45	185
Organovo Holdings, Inc.†	1,184	1,658
Otonomy, Inc.†	333	1,931
Ovid therapeutics, Inc.†	60	510
Pacific Biosciences of California, Inc.†	1,225	3,479
Paratek Pharmaceuticals, Inc.†	11,064	168,726
PDL BioPharma, Inc.†	1,802	4,974
Pieris Pharmaceuticals, Inc.†	422	3,178
Prothena Corp. PLC†	454	18,977
PTC Therapeutics, Inc.†	474	12,462
Puma Biotechnology, Inc.†	340	22,729
Radius Health, Inc.†	452	17,022
REGENXBIO, Inc.†	325	8,710
Retrophin, Inc.†	452	10,807
Rigel Pharmaceuticals, Inc.†	1,748	6,992
RTI Surgical, Inc.†	646	2,907
Sage Therapeutics, Inc.†	447	84,841
Sangamo Therapeutics, Inc.†	991	20,662
Selecta Biosciences, Inc.†	165	1,508
Seres Therapeutics, Inc.†	242	2,444
Sienna Biopharmaceuticals, Inc.†	60	1,056
Spark Therapeutics, Inc.†	327	18,328
Spectrum Pharmaceuticals, Inc.†	1,027	22,122
Stemline Therapeutics, Inc.†	267	4,259
Strongbridge Biopharma PLC†	292	1,971
Syndax Pharmaceuticals, Inc.†	139	1,515
Theravance Biopharma, Inc.†	494	13,061
Tobira Therapeutics, Inc. CVR†(1)(2)	104	0
Tocagen, Inc.†	210	2,732
Ultragenyx Pharmaceutical, Inc.†	468	24,968
VBI Vaccines, Inc.†	408	1,632
Veracyte, Inc.†	280	1,789
Versartis, Inc.†	390	780
WaVe Life Sciences, Ltd.†	140	5,600
XBiotech, Inc.†	228	1,122
ZIOPHARM Oncology, Inc.†	1,553	6,119

		2,323,537

Medical-Drugs - 1.9%
Achaogen, Inc.†	404	4,432
Aclaris Therapeutics, Inc.†	6,518	144,178
Adamas Pharmaceuticals, Inc.†	176	6,660
Aerie Pharmaceuticals, Inc.†	392	21,501
Aimmune Therapeutics, Inc.†	416	14,647
Akcea Therapeutics, Inc.†	177	3,832
Amicus Therapeutics, Inc.†	1,974	32,018
Apellis Pharmaceuticals, Inc.†	128	2,125
Array BioPharma, Inc.†	2,353	34,871
Athenex, Inc.†	84	1,216
BioSpecifics Technologies Corp.†	67	2,869
Catalyst Pharmaceuticals, Inc.†	846	2,868
Chimerix, Inc.†	551	2,639
Clovis Oncology, Inc.†	519	31,399
Coherus Biosciences, Inc.†	453	4,575
Collegium Pharmaceutical, Inc.†	296	7,057
Conatus Pharmaceuticals, Inc.†	311	1,729
Corbus Pharmaceuticals Holdings, Inc.†	573	4,298
Corcept Therapeutics, Inc.†	1,077	24,787
Durata Therapeutics , Inc. CVR†(1)(2)	228	0
Durect Corp.†	1,696	2,018
Eagle Pharmaceuticals, Inc.†	95	5,678
Enanta Pharmaceuticals, Inc.†	183	15,546
Global Blood Therapeutics, Inc.†	436	25,244
Horizon Pharma PLC†	1,930	28,082
Ignyta, Inc.†	696	18,722
Immune Design Corp.†	379	1,289
Insys Therapeutics, Inc.†	284	2,687

Intra-Cellular Therapies, Inc.†	502	8,544
Ironwood Pharmaceuticals, Inc.†	1,592	23,578
Jounce Therapeutics, Inc.†	171	4,135
Kala Pharmaceuticals, Inc.†	86	1,309
Keryx Biopharmaceuticals, Inc.†	1,058	4,899
Lannett Co., Inc.†	337	6,858
Madrigal Pharmaceuticals, Inc.†	49	7,273
MediciNova, Inc.†	404	3,571
Melinta Therapeutics, Inc.†	113	1,576
Minerva Neurosciences, Inc.†	313	2,003
Miragen Therapeutics, Inc.†	156	1,170
MyoKardia, Inc.†	232	11,971
Neos Therapeutics, Inc.†	292	3,095
Ocular Therapeutix, Inc.†	266	1,455
Pacira Pharmaceuticals, Inc.†	464	16,890
PRA Health Sciences, Inc.†	586	53,361
Prestige Brands Holdings, Inc.†	630	26,353
Progenics Pharmaceuticals, Inc.†	9,270	54,229
Protagonist Therapeutics, Inc.†	135	3,086
Ra Pharmaceuticals, Inc.†	139	1,023
Reata Pharmaceuticals, Inc., Class A†	134	3,819
Rhythm Pharmaceuticals, Inc.†	97	3,062
Spero Therapeutics, Inc.†	71	859
Sucampo Pharmaceuticals, Inc., Class A†	286	5,134
Supernus Pharmaceuticals, Inc.†	571	22,298
Synergy Pharmaceuticals, Inc.†	2,939	6,407
Syros Pharmaceuticals, Inc.†	148	1,418
Tetraphase Pharmaceuticals, Inc.†	602	3,516
TG Therapeutics, Inc.†	607	6,981
TherapeuticsMD, Inc.†	1,958	11,513
Trevena, Inc.†	663	1,081
Vanda Pharmaceuticals, Inc.†	24,346	385,884
Voyager Therapeutics, Inc.†	202	4,169
vTv Therapeutics, Inc., Class A†	84	652
Zogenix, Inc.†	405	14,722
Zynerba Pharmaceuticals, Inc.†	138	1,668

		1,156,529

Medical-Generic Drugs - 0.2%
Amphastar Pharmaceuticals, Inc.†	5,797	108,056
Dova Pharmaceuticals, Inc.†	61	1,943
Impax Laboratories, Inc.†	868	16,883
Momenta Pharmaceuticals, Inc.†	894	15,198
Teligent, Inc.†	486	1,482

		143,562

Medical-HMO - 0.2%
Magellan Health, Inc.†	285	28,386
Molina Healthcare, Inc.†	520	47,507
Tivity Health, Inc.†	432	16,740
Triple-S Management Corp., Class B†	270	6,205

		98,838

Medical-Hospitals - 0.1%
Community Health Systems, Inc.†	1,125	6,356
Optinose, Inc.†	64	1,213
Select Medical Holdings Corp.†	1,270	22,479
Surgery Partners, Inc.†	223	3,467
Tenet Healthcare Corp.†	961	18,144

		51,659

Medical-Nursing Homes - 0.1%
Ensign Group, Inc.	569	13,104
Genesis Healthcare, Inc.†	536	525
Kindred Healthcare, Inc.	1,007	9,265
National HealthCare Corp.	133	8,295

		31,189

Medical-Outpatient/Home Medical - 1.7%
Addus HomeCare Corp.†	11,463	410,948
Almost Family, Inc.†	151	8,615
Amedisys, Inc.†	337	18,070
Chemed Corp.	186	48,466
Civitas Solutions, Inc.†	10,238	179,677
LHC Group, Inc.†	6,434	404,055
Providence Service Corp.†	134	8,620

		1,078,451

Medical-Wholesale Drug Distribution - 0.0%
Owens & Minor, Inc.	719	15,142

Metal Processors & Fabrication - 0.2%
Ampco-Pittsburgh Corp.	103	1,401
CIRCOR International, Inc.	195	10,339
Global Brass & Copper Holdings, Inc.	256	8,230
Haynes International, Inc.	147	5,263
LB Foster Co., Class A†	98	2,661
Mueller Industries, Inc.	673	22,269
Park-Ohio Holdings Corp.	104	4,332
RBC Bearings, Inc.†	277	34,902
Rexnord Corp.†	1,231	34,603
Sun Hydraulics Corp.	279	17,320

		141,320

Metal Products-Distribution - 0.8%
Lawson Products, Inc.†	18,414	437,332
Olympic Steel, Inc.	109	2,541
Worthington Industries, Inc.	526	24,596

		464,469

Metal Products-Fasteners - 0.0%
Eastern Co.	66	1,765
TriMas Corp.†	538	14,311

		16,076

Metal-Aluminum - 0.1%
Century Aluminum Co.†	589	13,105
Kaiser Aluminum Corp.	196	21,607

		34,712

Metal-Diversified - 0.0%
Ferroglobe Representation & Warranty Trust†(1)(2)	777	0

Metal-Iron - 0.0%
Cleveland-Cliffs, Inc.†	3,523	24,133

Miscellaneous Manufacturing - 0.1%
American Railcar Industries, Inc.	86	3,373
FreightCar America, Inc.	143	2,228
Hillenbrand, Inc.	749	33,181
John Bean Technologies Corp.	371	42,201

		80,983

Motion Pictures & Services - 0.0%
Eros International PLC†	297	3,386
IMAX Corp.†	663	13,160

		16,546

MRI/Medical Diagnostic Imaging - 0.8%
RadNet, Inc.†	48,126	488,479

Multimedia - 0.1%
E.W. Scripps Co., Class A†	684	10,951
Entravision Communications Corp., Class A	783	5,442
Liberty Media Corp. – Liberty Braves, Series A†	118	2,785
Liberty Media Corp. – Liberty Braves, Series C†	406	9,545
Media General, Inc. CVR†(1)(2)	1,299	0

		28,723

Networking Products - 0.6%
A10 Networks, Inc.†	591	3,623
Calix, Inc.†	508	3,251
Extreme Networks, Inc.†	1,325	19,915
Infinera Corp.†	1,744	11,284
NeoPhotonics Corp.†	390	2,188
NETGEAR, Inc.†	370	25,789
Silicom, Ltd.	4,541	296,118

		362,168

Night Clubs - 0.0%
RCI Hospitality Holdings, Inc.	107	3,144

Non-Ferrous Metals - 0.0%
Materion Corp.	236	11,729
Uranium Energy Corp.†	1,613	2,533

		14,262

Non-Hazardous Waste Disposal - 0.1%
Advanced Disposal Services, Inc.†	517	12,599
Casella Waste Systems, Inc., Class A†	462	11,818
Covanta Holding Corp.	1,386	22,661

		47,078

Office Automation & Equipment - 0.0%
Eastman Kodak Co.†	195	1,550

Office Furnishings-Original - 0.2%
CompX International, Inc.	20	275
Herman Miller, Inc.	706	28,593
HNI Corp.	512	19,912
Interface, Inc.	706	17,615
Kimball International, Inc., Class B	431	8,003
Knoll, Inc.	572	13,122
Steelcase, Inc., Class A	997	15,503

		103,023

Office Supplies & Forms - 0.0%
ACCO Brands Corp.†	1,244	14,741

Oil & Gas Drilling - 0.1%
Diamond Offshore Drilling, Inc.†	765	13,525
Ensco PLC, Class A	5,055	29,825
Noble Corp. PLC†	2,887	13,540
Parker Drilling Co.†	1,588	1,810
Rowan Cos. PLC, Class A†	1,379	20,299

		78,999

Oil Companies-Exploration & Production - 1.5%
Abraxas Petroleum Corp.†	240,350	574,436
Approach Resources, Inc.†	509	1,700
Bill Barrett Corp.†	892	4,576
Bonanza Creek Energy, Inc.†	240	6,722
California Resources Corp.†	504	10,649
Callon Petroleum Co.†	2,383	27,047
Carrizo Oil & Gas, Inc.†	915	18,401
Contango Oil & Gas Co.†	279	1,144
Denbury Resources, Inc.†	4,700	11,421
Earthstone Energy, Inc., Class A†	275	2,744
Eclipse Resources Corp.†	1,033	2,211
Energy XXI Gulf Coast, Inc.†	350	2,348
EP Energy Corp., Class A†	455	869
Evolution Petroleum Corp.	299	2,287
Gastar Exploration, Inc.†	2,132	2,129
Halcon Resources Corp.†	1,528	12,209
Isramco, Inc.†	9	970
Jagged Peak Energy, Inc.†	678	8,712
Jones Energy, Inc., Class A†	599	701
Lilis Energy, Inc.†	506	2,176
Matador Resources Co.†	1,149	37,239
Midstates Petroleum Co., Inc.†	132	2,166
Oasis Petroleum, Inc.†	3,157	27,340
Panhandle Oil and Gas, Inc., Class A	186	3,785
PDC Energy, Inc.†	782	40,547
Penn Virginia Corp.†	169	7,139
Resolute Energy Corp.†	257	8,717
Ring Energy, Inc.†	591	8,156
Rosehill Resources, Inc.†	30	235
Sanchez Energy Corp.†	857	4,242
SandRidge Energy, Inc.†	413	7,389
SilverBow Resources, Inc.†	82	2,517
SRC Energy, Inc.†	2,789	27,751
Stone Energy Corp.†	231	8,348
Ultra Petroleum Corp.†	2,307	16,103
Unit Corp.†	612	14,829
W&T Offshore, Inc.†	1,109	5,368
WildHorse Resource Development Corp.†	575	10,241

		925,564

Oil Field Machinery & Equipment - 0.2%
Dril-Quip, Inc.†	448	23,139
Exterran Corp.†	380	10,974
Flotek Industries, Inc.†	654	3,597
Forum Energy Technologies, Inc.†	953	16,106
Gulf Island Fabrication, Inc.	161	2,077
Natural Gas Services Group, Inc.†	147	4,050
Profire Energy, Inc.†	15,554	35,619
Thermon Group Holdings, Inc.†	381	8,831

		104,393

Oil Refining & Marketing - 0.6%
Adams Resources & Energy, Inc.	26	1,157

CVR Energy, Inc.	187	6,693
Delek US Holdings, Inc.	921	32,134
Par Pacific Holdings, Inc.†	376	6,854
Trecora Resources†	24,778	329,547

		376,385

Oil-Field Services - 0.7%
Archrock, Inc.	826	7,682
Basic Energy Services, Inc.†	206	4,015
Bristow Group, Inc.	383	5,902
C&J Energy Services, Inc.†	549	16,810
CARBO Ceramics, Inc.†	271	2,157
Era Group, Inc.†	233	2,360
Frank’s International NV	589	4,076
Helix Energy Solutions Group, Inc.†	1,663	12,522
Independence Contract Drilling, Inc.†	405	1,863
Key Energy Services, Inc.†	122	1,807
Mammoth Energy Services, Inc.†	95	2,181
Matrix Service Co.†	310	5,549
McDermott International, Inc.†	3,348	29,395
MRC Global, Inc.†	1,057	19,005
NCS Multistage Holdings, Inc.†	125	2,043
Newpark Resources, Inc.†	995	9,055
NOW, Inc.†	1,265	14,914
Oil States International, Inc.†	601	19,232
PHI, Inc.†	138	1,586
Pioneer Energy Services Corp.†	900	2,925
ProPetro Holding Corp.†	674	12,590
Ranger Energy Services, Inc.†	70	756
SEACOR Holdings, Inc.†	194	9,037
Select Energy Services, Inc., Class A†	316	5,663
Solaris Oilfield Infrastructure, Inc., Class A†	9,797	184,869
Superior Energy Services, Inc.†	1,800	18,810
TETRA Technologies, Inc.†	1,353	5,196

		402,000

Optical Recognition Equipment - 0.0%
Digimarc Corp.†	122	3,770

Optical Supplies - 0.0%
STAAR Surgical Co.†	483	7,583

Paper & Related Products - 0.1%
Clearwater Paper Corp.†	191	8,987
Neenah Paper, Inc.	197	17,828
Orchids Paper Products Co.	108	1,626
P.H. Glatfelter Co.	513	11,984
Schweitzer-Mauduit International, Inc.	360	16,301
Verso Corp., Class A†	406	6,520

		63,246

Pastoral & Agricultural - 0.0%
Phibro Animal Health Corp., Class A	234	7,968

Patient Monitoring Equipment - 0.2%
Insulet Corp.†	687	52,576
Masimo Corp.†	530	49,947

		102,523

Pharmacy Services - 0.0%
BioScrip, Inc.†	1,373	3,831
Diplomat Pharmacy, Inc.†	574	15,492

		19,323

Physical Therapy/Rehabilitation Centers - 0.9%
AAC Holdings, Inc.†	135	1,208
Encompass Health Corp.	1,164	61,599
U.S. Physical Therapy, Inc.	6,376	484,257

		547,064

Pipelines - 0.1%
SemGroup Corp., Class A	785	22,490
Tellurian, Inc.†	682	7,741

		30,231

Pollution Control - 0.0%
Advanced Emissions Solutions, Inc.	234	1,886
CECO Environmental Corp.	353	1,599
Hudson Technologies, Inc.†	434	2,726

		6,211

Poultry - 0.1%
Sanderson Farms, Inc.	238	30,202

Power Converter/Supply Equipment - 0.7%
Advanced Energy Industries, Inc.†	470	33,431
Energous Corp.†	223	4,143
Generac Holdings, Inc.†	720	35,230
Powell Industries, Inc.	104	3,389
SPX Corp.†	503	15,719
SunPower Corp.†	706	5,599
Vicor Corp.†	19,124	349,969

		447,480

Precious Metals - 0.1%
Coeur Mining, Inc.†	2,191	17,616
Hecla Mining Co.	4,660	17,894

		35,510

Printing-Commercial - 0.2%
ARC Document Solutions, Inc.†	473	1,145
Cimpress NV†	295	37,586
Deluxe Corp.	573	42,557
Ennis, Inc.	296	5,890
LSC Communications, Inc.	406	5,554
Quad/Graphics, Inc.	371	8,206
RR Donnelley & Sons Co.	829	6,773

		107,711

Private Equity - 0.1%
Granite Point Mtg. Trust, Inc.	510	8,793
Kennedy-Wilson Holdings, Inc.	1,431	25,400

		34,193

Publishing-Books - 0.0%
Houghton Mifflin Harcourt Co.†	1,223	10,273
Scholastic Corp.	335	12,871

		23,144

Publishing-Newspapers - 0.1%
Daily Journal Corp.†	13	2,973
Gannett Co., Inc.	1,329	15,682
New York Times Co., Class A	1,484	34,503
tronc, Inc.†	237	4,835

		57,993

Publishing-Periodicals - 0.1%
Meredith Corp.	468	30,953
Value Line, Inc.	13	250

		31,203

Quarrying - 0.1%
Compass Minerals International, Inc.	401	29,233

Racetracks - 0.1%
Churchill Downs, Inc.	159	41,181
Empire Resorts, Inc.†	40	1,162
International Speedway Corp., Class A	286	13,270
Penn National Gaming, Inc.†	1,002	31,974
Speedway Motorsports, Inc.	138	2,864

		90,451

Radio - 0.0%
Beasley Broadcast Group, Inc., Class A	58	728
Entercom Communications Corp., Class A	1,499	16,564
Saga Communications, Inc., Class A	45	1,782
Salem Media Group, Inc.	137	637
Townsquare Media, Inc., Class A†	104	780

		20,491

Real Estate Investment Trusts - 3.2%
Acadia Realty Trust	981	24,093
AG Mtg. Investment Trust, Inc.	331	5,773
Agree Realty Corp.	335	16,127
Alexander & Baldwin, Inc.	873	23,152
Alexander’s, Inc.	25	9,084
Altisource Residential Corp.	587	6,463
American Assets Trust, Inc.	477	16,819
Anworth Mtg. Asset Corp.	1,150	5,589
Apollo Commercial Real Estate Finance, Inc.	1,271	23,094
Ares Commercial Real Estate Corp.	317	4,016
Armada Hoffler Properties, Inc.	529	7,612
ARMOUR Residential REIT, Inc.	492	11,518
Ashford Hospitality Prime, Inc.	313	2,823
Ashford Hospitality Trust, Inc.	909	5,854
Bluerock Residential Growth REIT, Inc.	271	2,271
Capstead Mtg. Corp.	1,128	9,261
CareTrust REIT, Inc.	892	14,174
CatchMark Timber Trust, Inc., Class A	512	6,743
CBL & Associates Properties, Inc.	1,993	11,081
Cedar Realty Trust, Inc.	1,042	5,325
Chatham Lodging Trust	528	11,827
Cherry Hill Mtg. Investment Corp.	139	2,357
Chesapeake Lodging Trust	699	19,132
City Office REIT, Inc.	349	4,076
Clipper Realty, Inc.	186	1,758
CorEnergy Infrastructure Trust, Inc.	141	5,405
Cousins Properties, Inc.	4,944	44,496
CYS Investments, Inc.	1,830	12,334
DiamondRock Hospitality Co.	2,365	27,812
Dynex Capital, Inc.	590	3,835
Easterly Government Properties, Inc.	499	10,394
EastGroup Properties, Inc.	397	34,464
Education Realty Trust, Inc.	900	29,727
Ellington Residential Mortgage REIT	107	1,157
First Industrial Realty Trust, Inc.	1,407	43,420
Four Corners Property Trust, Inc.	729	17,204
Franklin Street Properties Corp.	1,236	12,533
GEO Group, Inc.	1,447	32,630
Getty Realty Corp.	366	9,604
Gladstone Commercial Corp.	323	6,137
Global Medical REIT, Inc.	215	1,724
Global Net Lease, Inc.	801	14,690
Government Properties Income Trust	1,118	19,185
Gramercy Property Trust	1,893	47,779
Great Ajax Corp.	185	2,472
Healthcare Realty Trust, Inc.	1,451	43,341
Hersha Hospitality Trust	459	8,514
Independence Realty Trust, Inc.	992	9,116
InfraREIT, Inc.	502	9,528
Invesco Mtg. Capital, Inc.	1,329	21,583
Investors Real Estate Trust	1,426	8,085
iStar, Inc.†	778	8,208
Jernigan Capital, Inc.	156	2,767
Kite Realty Group Trust	979	16,506
KKR Real Estate Finance Trust, Inc.	126	2,451
LaSalle Hotel Properties	1,346	41,107
Lexington Realty Trust	2,561	23,100
LTC Properties, Inc.	465	19,056
Mack-Cali Realty Corp.	1,071	21,495
MedEquities Realty Trust, Inc.	339	3,702
Monmouth Real Estate Investment Corp.	840	14,356
MTGE Investment Corp.	541	9,197
National Health Investors, Inc.	476	33,572
National Storage Affiliates Trust	524	13,294
New Senior Investment Group, Inc.	971	7,438
New York Mortgage Trust, Inc.	1,318	7,513
NexPoint Residential Trust, Inc.	204	5,408
NorthStar Realty Europe Corp.	644	7,683
One Liberty Properties, Inc.	170	4,155
Orchid Island Capital, Inc.	521	3,949
Owens Realty Mortgage, Inc.	116	1,653
Pebblebrook Hotel Trust	814	31,746
Pennsylvania Real Estate Investment Trust	809	9,028
PennyMac Mortgage Investment Trust	767	12,579
Physicians Realty Trust	2,129	34,703
Potlatch Corp.	478	25,286
Preferred Apartment Communities, Inc., Class A	431	7,185
PS Business Parks, Inc.	234	28,574
QTS Realty Trust, Inc., Class A	583	29,033
Quality Care Properties, Inc.†	1,118	15,093
RAIT Financial Trust	1,085	693
Ramco-Gershenson Properties Trust	929	12,281
Redwood Trust, Inc.	906	13,490
Resource Capital Corp.	357	3,384
Retail Opportunity Investments Corp.	1,280	23,514
Rexford Industrial Realty, Inc.	914	27,137
RLJ Lodging Trust	2,006	46,379
Ryman Hospitality Properties, Inc.	523	40,036

Sabra Health Care REIT, Inc.	2,098	37,974
Saul Centers, Inc.	134	7,334
Select Income REIT	749	16,748
Seritage Growth Properties, Class A	302	12,442
STAG Industrial, Inc.	1,120	28,358
Summit Hotel Properties, Inc.	1,226	18,991
Sunstone Hotel Investors, Inc.	2,668	44,956
Sutherland Asset Management Corp.	208	3,016
Terreno Realty Corp.	632	22,499
Tier REIT, Inc.	564	10,947
UMH Properties, Inc.	26,538	355,078
Universal Health Realty Income Trust	150	9,982
Urban Edge Properties	1,223	28,594
Urstadt Biddle Properties, Inc., Class A	349	6,778
Washington Prime Group, Inc.	2,205	14,509
Washington Real Estate Investment Trust	933	26,740
Western Asset Mortgage Capital Corp.	483	4,506
Whitestone REIT	440	5,782
Xenia Hotels & Resorts, Inc.	1,273	28,261

		2,017,437

Real Estate Management/Services - 0.1%
Farmland Partners, Inc.	375	3,056
Griffin Industrial Realty, Inc.	8	297
HFF, Inc., Class A	434	21,357
Marcus & Millichap, Inc.†	190	6,204
RE/MAX Holdings, Inc., Class A	211	10,413
Redfin Corp.†	127	2,578
Safety Income and Growth, Inc.	122	2,148

		46,053

Real Estate Operations & Development - 0.6%
Community Healthcare Trust, Inc.	203	5,408
Consolidated-Tomoka Land Co.	46	3,044
Forestar Group, Inc.†	124	3,026
FRP Holdings, Inc.†	77	3,846
Maui Land & Pineapple Co., Inc.†	79	1,086
RMR Group, Inc., Class A	5,385	348,679
St. Joe Co.†	525	9,870
Stratus Properties, Inc.	70	2,142
Transcontinental Realty Investors, Inc.†	20	653
Trinity Place Holdings, Inc.†	214	1,447

		379,201

Recreational Centers - 0.1%
Planet Fitness, Inc., Class A†	1,023	34,536

Recreational Vehicles - 0.8%
Camping World Holdings, Inc., Class A	375	16,781
LCI Industries	287	31,642
Malibu Boats, Inc., Class A†	12,457	414,320
MCBC Holdings, Inc.†	217	5,245

		467,988

Recycling - 0.0%
Aqua Metals, Inc.†	199	362

Rental Auto/Equipment - 0.2%
Aaron’s, Inc.	749	30,627
Avis Budget Group, Inc.†	856	38,486
CAI International, Inc.†	183	5,171
Herc Holdings, Inc.†	286	18,796
Hertz Global Holdings, Inc.†	647	14,836
McGrath RentCorp	277	13,241
Rent-A-Center, Inc.	506	5,480
Textainer Group Holdings, Ltd.†	321	7,864

		134,501

Resorts/Theme Parks - 0.1%
Marriott Vacations Worldwide Corp.	253	38,540
SeaWorld Entertainment, Inc.†	809	12,337

		50,877

Retail-Apparel/Shoe - 0.3%
Abercrombie & Fitch Co., Class A	808	16,734
American Eagle Outfitters, Inc.	1,918	34,524
Ascena Retail Group, Inc.†	2,040	4,406
Boot Barn Holdings, Inc.†	145	2,542
Buckle, Inc.	340	6,817
Caleres, Inc.	497	14,731
Cato Corp., Class A	274	3,255
Chico’s FAS, Inc.	1,521	14,465
Children’s Place, Inc.	204	30,559
DSW, Inc., Class A	777	15,563
Duluth Holdings, Inc., Class B†	113	1,990
Express, Inc.†	912	6,366
Finish Line, Inc., Class A	470	5,325
Francesca’s Holdings Corp.†	437	2,548
Genesco, Inc.†	230	8,015
Guess?, Inc.	709	13,024
J. Jill, Inc.†	139	1,175
Shoe Carnival, Inc.	136	3,108
Tailored Brands, Inc.	581	14,054
Tilly’s, Inc., Class A	155	2,313
Vera Bradley, Inc.†	238	2,211
Winmark Corp.	26	3,484

		207,209

Retail-Appliances - 0.0%
Conn’s, Inc.†	220	7,326

Retail-Automobile - 0.2%
America’s Car-Mart, Inc.†	84	3,872
Asbury Automotive Group, Inc.†	219	15,910
Group 1 Automotive, Inc.	235	18,436
Lithia Motors, Inc., Class A	278	34,739
Rush Enterprises, Inc., Class A†	360	19,458
Rush Enterprises, Inc., Class B†	60	3,049
Sonic Automotive, Inc., Class A	298	6,422

		101,886

Retail-Bookstores - 0.0%
Barnes & Noble Education, Inc.†	452	3,006
Barnes & Noble, Inc.	703	3,304

		6,310

Retail-Building Products - 0.1%
At Home Group, Inc.†	60	1,901
BMC Stock Holdings, Inc.†	774	17,337
Foundation Building Materials, Inc.†	176	2,610
GMS, Inc.†	325	11,141
Lumber Liquidators Holdings, Inc.†	333	9,304
Tile Shop Holdings, Inc.	471	4,404

		46,697

Retail-Computer Equipment - 0.0%
PC Connection, Inc.	137	3,590
PCM, Inc.†	112	991

		4,581

Retail-Discount - 0.1%
Big Lots, Inc.	504	30,633
Citi Trends, Inc.	157	3,691
Fred’s, Inc., Class A	425	1,407
Ollie’s Bargain Outlet Holdings, Inc.†	563	31,275

		67,006

Retail-Hair Salons - 0.0%
Regis Corp.†	420	6,686

Retail-Home Furnishings - 0.1%
Bassett Furniture Industries, Inc.	120	4,074
Haverty Furniture Cos., Inc.	222	4,950
Kirkland’s, Inc.†	181	1,920
La-Z-Boy, Inc.	571	17,216
Pier 1 Imports, Inc.	946	3,141
RH†	238	22,370

		53,671

Retail-Jewelry - 0.0%
Movado Group, Inc.	179	5,477

Retail-Leisure Products - 0.0%
MarineMax, Inc.†	269	6,174
Party City Holdco, Inc.†	325	4,712

		10,886

Retail-Major Department Stores - 0.0%
J.C. Penney Co., Inc.†	3,668	13,608
Sears Holdings Corp.†	141	363

		13,971

Retail-Misc./Diversified - 0.1%
Container Store Group, Inc.†	189	900
Five Below, Inc.†	639	41,490
Gaia, Inc.†	104	1,243
PriceSmart, Inc.	261	22,237

		65,870

Retail-Office Supplies - 0.0%
Office Depot, Inc.	6,056	19,682

Retail-Pawn Shops - 0.1%
EZCORP, Inc., Class A†	590	6,962
FirstCash, Inc.	548	40,059

		47,021

Retail-Pet Food & Supplies - 0.0%
Freshpet, Inc.†	294	5,410
PetIQ, Inc.†	86	2,064
PetMed Express, Inc.	233	10,531

		18,005

Retail-Regional Department Stores - 0.0%
Dillard’s, Inc., Class A	166	11,215

Retail-Restaurants - 2.1%
Biglari Holdings, Inc.†	12	4,952
BJ’s Restaurants, Inc.	238	8,984
Bloomin’ Brands, Inc.	1,096	24,145
Bojangles’, Inc.†	207	2,536
Brinker International, Inc.	550	19,987
Buffalo Wild Wings, Inc.†	183	28,731
Carrols Restaurant Group, Inc.†	408	5,080
Cheesecake Factory, Inc.	507	24,939
Chuy’s Holdings, Inc.†	196	5,194
Cracker Barrel Old Country Store, Inc.	227	40,061
Dave & Buster’s Entertainment, Inc.†	491	23,077
Del Frisco’s Restaurant Group, Inc.†	250	4,375
Del Taco Restaurants, Inc.†	390	4,941
Denny’s Corp.†	30,443	456,341
DineEquity, Inc.	204	11,298
El Pollo Loco Holdings, Inc.†	240	2,412
Fiesta Restaurant Group, Inc.†	305	5,856
Fogo De Chao, Inc.†	111	1,443
Habit Restaurants, Inc., Class A†	239	2,091
J Alexander’s Holdings, Inc.†	152	1,467
Jack in the Box, Inc.	348	31,665
Nathan’s Famous, Inc.	34	2,428
Noodles & Co.†	138	814
Papa John’s International, Inc.	307	19,921
Potbelly Corp.†	271	3,279
Red Robin Gourmet Burgers, Inc.†	152	8,003
Ruth’s Hospitality Group, Inc.	19,106	452,812
Shake Shack, Inc., Class A†	264	11,539
Sonic Corp.	461	11,912
Texas Roadhouse, Inc.	791	46,448
Wingstop, Inc.	343	16,587
Zoe’s Kitchen, Inc.†	226	3,327

		1,286,645

Retail-Sporting Goods - 0.0%
Big 5 Sporting Goods Corp.	240	1,356
Hibbett Sports, Inc.†	243	5,492
Sportsman’s Warehouse Holdings, Inc.†	428	2,170
Zumiez, Inc.†	218	4,523

		13,541

Retail-Toy Stores - 0.0%
Build-A-Bear Workshop, Inc.†	161	1,385

Retail-Vision Service Center - 0.0%
National Vision Holdings, Inc.†	217	8,489

Retail-Vitamins & Nutrition Supplements - 0.0%
GNC Holdings, Inc., Class A†	802	3,489
Vitamin Shoppe, Inc.†	252	1,071

		4, 560

Retirement/Aged Care - 0.0%
Capital Senior Living Corp.†	290	3,271

Rubber-Tires - 0.0%
Cooper Tire & Rubber Co.	608	23,773

Rubber/Plastic Products - 0.1%
Myers Industries, Inc.	273	5,733
Proto Labs, Inc.†	293	32,040
Trinseo SA	525	43,286

		81,059

Satellite Telecom - 0.0%
Globalstar, Inc.†	6,728	7,064
Intelsat SA†	429	1,205
Iridium Communications, Inc.†	991	12,586
Loral Space & Communications, Inc.†	152	7,091

		27,946

Savings & Loans/Thrifts - 1.5%
Banc of California, Inc.	514	10,126
Bank Mutual Corp.	501	5,210
BankFinancial Corp.	169	2,684
Bear State Financial, Inc.	245	2,514
Beneficial Bancorp, Inc.	818	13,292
Berkshire Hills Bancorp, Inc.	472	17,912
BofI Holding, Inc.†	709	25,503
Brookline Bancorp, Inc.	888	14,208
BSB Bancorp, Inc.†	99	3,029
Capitol Federal Financial, Inc.	1,519	19,869
Charter Financial Corp.	146	2,808
Clifton Bancorp, Inc.	232	3,789
Community Bankers Trust Corp.†	254	2,095
Dime Community Bancshares, Inc.	374	7,106
Entegra Financial Corp.†	79	2,228
ESSA Bancorp, Inc.	105	1,690
First Defiance Financial Corp.	117	6,501
First Financial Northwest, Inc.	98	1,562
Flagstar Bancorp, Inc.†	252	9,387
Flushing Financial Corp.	328	9,236
Greene County Bancorp, Inc.	36	1,274
Hingham Institution for Savings	15	3,251
Home Bancorp, Inc.	69	2,957
HomeTrust Bancshares, Inc.†	197	4,994
Investors Bancorp, Inc.	3,066	41,974
Malvern Bancorp, Inc.†	76	1,816
Meridian Bancorp, Inc.	566	11,575
Meta Financial Group, Inc.	4,055	474,435
MutualFirst Financial, Inc.	72	2,704
Northfield Bancorp, Inc.	509	8,541
Northwest Bancshares, Inc.	1,119	18,855
OceanFirst Financial Corp.	373	9,866
Oconee Federal Financial Corp.	15	427
Oritani Financial Corp.	468	7,816
Pacific Premier Bancorp, Inc.†	463	18,867
Provident Financial Holdings, Inc.	66	1,208
Provident Financial Services, Inc.	729	19,180
Prudential Bancorp, Inc.	96	1,662
Riverview Bancorp, Inc.	253	2,424
SI Financial Group, Inc.	133	1,922
Southern Missouri Bancorp, Inc.	80	3,066
Sterling Bancorp	2,521	62,395
Territorial Bancorp, Inc.	91	2,755
Timberland Bancorp, Inc.	74	2,065
United Community Financial Corp.	579	5,645
United Financial Bancorp, Inc.	598	10,022
Washington Federal, Inc.	1,031	37,013
Waterstone Financial, Inc.	302	5,164
WSFS Financial Corp.	357	18,243

		942,865

Schools - 0.2%
Adtalem Global Education, Inc.†	713	32,798
American Public Education, Inc.†	187	4,750
Bridgepoint Education, Inc.†	220	1,701
Cambium Learning Group, Inc.†	163	1,144
Capella Education Co.	136	10,819
Career Education Corp.†	800	9,920
Grand Canyon Education, Inc.†	555	51,609
K12, Inc.†	455	7,894
Laureate Education, Inc., Class A†	654	9,418
Strayer Education, Inc.	126	11,652

		141,705

Security Services - 0.1%
Alarm.com Holdings, Inc.†	240	9,211
Ascent Capital Group, Inc., Class A†	130	1,226
Brink’s Co.	542	45,203

		55,640

Seismic Data Collection - 0.0%
Geospace Technologies Corp.†	155	2,133

Semiconductor Components-Integrated Circuits - 0.2%
Aquantia Corp.†	81	1,059
Cirrus Logic, Inc.†	763	37,822
Integrated Device Technology, Inc.†	1,584	47,362
MaxLinear, Inc.†	728	18,775
Power Integrations, Inc.	339	25,323
Sigma Designs, Inc.†	443	2,503

		132,844

Semiconductor Equipment - 0.8%
Amtech Systems, Inc.†	24,439	245,123
Axcelis Technologies, Inc.†	355	9,194
Brooks Automation, Inc.	813	22,683
Cabot Microelectronics Corp.	294	29,956
Cohu, Inc.	325	7,400
Entegris, Inc.	1,680	54,684
FormFactor, Inc.†	851	12,212
MKS Instruments, Inc.	637	65,165
Nanometrics, Inc.†	284	7,035
Photronics, Inc.†	790	6,636
Rudolph Technologies, Inc.†	369	9,668
Ultra Clean Holdings, Inc.†	389	8,437
Veeco Instruments, Inc.†	558	9,291
Xcerra Corp.†	633	6,317

		493,801

Steel Pipe & Tube - 0.1%
Advanced Drainage Systems, Inc.	417	10,300
Atkore International Group, Inc.†	392	9,165
Mueller Water Products, Inc., Class A	1,822	21,190
Northwest Pipe Co.†	113	2,147
Omega Flex, Inc.	34	2,079
TimkenSteel Corp.†	469	7,593

		52,474

Steel-Producers - 0.2%
AK Steel Holding Corp.†	3,730	18,874
Carpenter Technology Corp.	548	28,167
Commercial Metals Co.	1,367	32,863
Ryerson Holding Corp.†	189	1,890
Schnitzer Steel Industries, Inc., Class A	313	10,704

Shiloh Industries, Inc.†	171	1,274

		93,772

Steel-Specialty - 0.1%
Allegheny Technologies, Inc.†	1,486	40,063

Storage/Warehousing - 0.0%
Mobile Mini, Inc.	520	19,682
Wesco Aircraft Holdings, Inc.†	659	4,712

		24,394

SupraNational Banks - 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	358	10,625

Telecom Equipment-Fiber Optics - 0.2%
Acacia Communications, Inc.†	223	8,231
Ciena Corp.†	1,668	35,495
Clearfield, Inc.†	136	1,761
Finisar Corp.†	1,348	24,210
Harmonic, Inc.†	938	3,424
KVH Industries, Inc.†	184	2,033
Oclaro, Inc.†	1,958	11,631
Viavi Solutions, Inc.†	2,706	23,217

		110,002

Telecom Services - 0.2%
Consolidated Communications Holdings, Inc.	773	9,624
GTT Communications, Inc.†	366	16,891
Hawaiian Telcom Holdco, Inc.†	71	2,037
HC2 Holdings, Inc.†	492	2,952
Ooma, Inc.†	200	2,050
ORBCOMM, Inc.†	803	9,226
RigNet, Inc.†	158	2,607
Spok Holdings, Inc.	235	3,666
Straight Path Communications, Inc., Class B†	116	21,170
Vonage Holdings Corp.†	2,433	27,225

		97,448

Telecommunication Equipment - 0.1%
ADTRAN, Inc.	574	9,184
Comtech Telecommunications Corp.	271	5,862
Plantronics, Inc.	389	22,947
Preformed Line Products Co.	36	2,659

		40,652

Telephone-Integrated - 0.1%
Cincinnati Bell, Inc.†	496	8,556
Frontier Communications Corp.	930	7,617
General Communication, Inc., Class A†	315	13,208
IDT Corp., Class B	206	2,239
Shenandoah Telecommunications Co.	549	18,666
Windstream Holdings, Inc.	2,164	3,570

		53,856

Television - 0.1%
Central European Media Enterprises, Ltd., Class A†	974	4,627
Gray Television, Inc.†	757	12,377
Nexstar Media Group, Inc., Class A	518	38,902
Sinclair Broadcast Group, Inc., Class A	844	31,312

		87,218

Textile-Apparel - 0.0%
Perry Ellis International, Inc.†	151	3,621
Unifi, Inc.†	182	6,481

		10,102

Textile-Products - 0.0%
Culp, Inc.	129	4,102

Theaters - 0.0%
AMC Entertainment Holdings, Inc., Class A	630	8,064
National CineMedia, Inc.	732	4,904
Reading International, Inc., Class A†	199	3,282

		16,250

Therapeutics - 1.8%
Akebia Therapeutics, Inc.†	16,664	246,294
Anika Therapeutics, Inc.†	170	11,342
Calithera Biosciences, Inc.†	362	2,896
Cara Therapeutics, Inc.†	316	4,636
Concert Pharmaceuticals, Inc.†	13,532	271,722
Dyax Corp. CVR†(1)(2)	1,907	6,015
Flexion Therapeutics, Inc.†	6,009	135,743
G1 Therapeutics, Inc.†	93	2,224
La Jolla Pharmaceutical Co.†	207	7,092
Mersana Therapeutics, Inc.†	60	855
Portola Pharmaceuticals, Inc.†	672	34,480
Recro Pharma, Inc.†	39,585	340,827
Sarepta Therapeutics, Inc.†	722	47,320
Xencor, Inc.†	450	10,242

		1,121,688

Tobacco - 0.1%
Turning Point Brands, Inc.	60	1,320
Universal Corp.	292	14,016
Vector Group, Ltd.	1,161	24,729

		40,065

Toys - 0.0%
Funko, Inc., Class A†	124	914

Transactional Software - 0.1%
ACI Worldwide, Inc.†	1,378	32,300
InnerWorkings, Inc.†	544	5,445
Synchronoss Technologies, Inc.†	517	4,157

		41,902

Transport-Air Freight - 0.1%
Air Transport Services Group, Inc.†	695	17,278
Atlas Air Worldwide Holdings, Inc.†	275	15,482

		32,760

Transport-Equipment & Leasing - 0.1%
GATX Corp.	452	32,155
Greenbrier Cos., Inc.	324	16,249
Willis Lease Finance Corp.†	41	1,107

		49,511

Transport-Marine - 0.2%
Ardmore Shipping Corp.†	332	2,357
Costamare, Inc.	594	3,873

DHT Holdings, Inc.	1,010	3,495
Dorian LPG, Ltd.†	265	2,025
Eagle Bulk Shipping, Inc.†	454	2,152
Frontline, Ltd.	910	4,186
GasLog, Ltd.	483	9,757
Genco Shipping & Trading, Ltd.†	91	1,184
Gener8 Maritime, Inc.†	558	3,275
Golar LNG, Ltd.	1,136	31,001
International Seaways, Inc.†	348	5,808
Navios Maritime Acquisition Corp.	975	761
Navios Maritime Holdings, Inc.†	1,083	1,321
Nordic American Tankers, Ltd.	1,182	2,730
Overseas Shipholding Group, Inc., Class A†	535	1,129
Safe Bulkers, Inc.†	582	1,996
Scorpio Bulkers, Inc.	694	5,274
Scorpio Tankers, Inc.	2,828	7,523
Ship Finance International, Ltd.	707	10,817
Teekay Corp.	638	5,206
Teekay Tankers, Ltd., Class A	2,405	3,054

		108,924

Transport-Services - 0.6%
Echo Global Logistics, Inc.†	312	9,110
Hub Group, Inc., Class A†	386	18,547
Matson, Inc.	499	17,071
Radiant Logistics, Inc.†	64,032	307,994

		352,722

Transport-Truck - 0.9%
ArcBest Corp.	306	10,878
Covenant Transportation Group, Inc., Class A†	140	4,106
Daseke, Inc.†	25,195	340,133
Forward Air Corp.	350	21,249
Heartland Express, Inc.	559	12,684
Knight-Swift Transportation Holdings, Inc.	1,484	73,888
Marten Transport, Ltd.	461	10,695
Roadrunner Transportation Systems, Inc.†	361	2,011
Saia, Inc.†	299	22,589
Schneider National, Inc., Class B	494	14,464
Universal Logistics Holdings, Inc.	99	2,302
Werner Enterprises, Inc.	564	22,955
YRC Worldwide, Inc.†	391	6,244

		544,198

Travel Services - 0.0%
Liberty TripAdvisor Holdings, Inc., Class A†	859	7,559

Venture Capital - 0.0%
Safeguard Scientifics, Inc.†	239	2,987

Veterinary Diagnostics - 0.1%
Heska Corp.†	78	6,080
Kindred Biosciences, Inc.†	297	2,599
Neogen Corp.†	585	34,532

		43,211

Vitamins & Nutrition Products - 0.0%
Natural Grocers by Vitamin Cottage, Inc.†	107	920
Natural Health Trends Corp.	87	1,402
Nature’s Sunshine Products, Inc.	127	1,537
USANA Health Sciences, Inc.†	134	10,003

		13,862

Water - 0.1%
American States Water Co.	429	23,689
Artesian Resources Corp., Class A	93	3,458
California Water Service Group	568	23,118
Connecticut Water Service, Inc.	140	7,427
Consolidated Water Co., Ltd.	173	2,318
Global Water Resources, Inc.	120	1,068
Middlesex Water Co.	188	7,080
SJW Group	193	11,549
York Water Co.	152	4,811

		84,518

Water Treatment Systems - 1.0%
AquaVenture Holdings, Ltd.†	137	2,084
Energy Recovery, Inc.†	41,740	322,650
Evoqua Water Technologies Corp.†	381	8,710
Pure Cycle Corp.†	33,864	292,923

		626,367

Web Hosting/Design - 0.1%
Endurance International Group Holdings, Inc.†	686	5,694
NIC, Inc.	758	12,583
Q2 Holdings, Inc.†	370	15,669
Web.com Group, Inc.†	454	10,556

		44,502

Web Portals/ISP - 0.8%
Blucora, Inc.†	19,032	464,381
Meet Group, Inc.†	792	2,186

		466,567

Wire & Cable Products - 0.1%
Belden, Inc.	497	42,131
Encore Wire Corp.	240	12,144
General Cable Corp.	582	17,285
Insteel Industries, Inc.	215	6,736

		78,296

Wireless Equipment - 1.1%
Aerohive Networks, Inc.†	379	1,558
CalAmp Corp.†	22,946	561,718
Gogo, Inc.†	674	6,497
InterDigital, Inc.	409	31,922
Quantenna Communications, Inc.†	261	3,591
Telenav, Inc.†	340	1,921
Ubiquiti Networks, Inc.†	265	21,378
ViaSat, Inc.†	630	47,641

		676,226

X-Ray Equipment - 0.0%
Varex Imaging Corp.†	445	18,899
ViewRay, Inc.†	361	3,224

		22,123

Total Common Stocks (cost $48,603,041)		58,916,606

EXCHANGE-TRADED FUNDS - 2.5%
iShares Russell 2000 ETF	5,514	862,169
Vanguard Russell 2000 ETF	5,700	715,749

Total Exchange-Traded Funds (cost $1,481,976)		1,577,918

Total Long-Term Investment Securities (cost $50,085,017)		60,494,524

SHORT-TERM INVESTMENT SECURITIES - 0.7%
Time Deposits - 0.6%
Euro Time Deposit with State Street Bank and Trust Co. 0.20% Due 01/31/2018	$372,000	372,000

U.S. Government Treasuries - 0.1%
United States Treasury Bills Disc. Notes 1.44% due 05/17/2018	60,000	59,749

Total Short-Term Investment Securities (cost $431,749)		431,749

REPURCHASE AGREEMENTS - 1.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.20%, dated 01/31/2018, to be repurchased 02/01/2018 in the amount of $1,090,006 collateralized by $1,135,000 of United States Treasury Notes, bearing interest at 2.13% due 02/29/2024 and having an approximate value of $1,114,402 (cost $1,090,000)	1,090,000	1,090,000

TOTAL INVESTMENTS (cost $51,606,766)	99.5%	62,016,273
Other assets less liabilities	0.5	283,253

NET ASSETS	100.0%	$62,299,526

†	Non-income producing security
(1)	Security classified as Level 3 (see Note 2).
(2)	Illiquid security. At January 31, 2018, the aggregate value of these securities was $6,209 representing 0.0% of net assets.

CVR - Contingent Value Rights

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
14	Long	Russell 2000 Mini Index	March 2018	$1,093,832	$1,103,200	$9,368

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Finance-Commercial	$15,668	$—	$194	$15,862
Medical-Biomedical/Gene	2,323,537	—	0	2,323,537
Medical-Drugs	1,156,529	—	0	1,156,529
Metal-Diversified	—	—	0	0
Multimedia	28,723	—	0	28,723
Therapeutics	1,115,673	—	6,015	1,121,688
Other Industries	54,270,267	—	—	54,270,267
Exchange-Traded Funds	1,577,918	—	—	1,577,918

Short-Term Investments Securities	—	431,749	—	431,749
Repurchase Agreements	—	1,090,000	—	1,090,000

Total Investments at Value	$60,488,315	$1,521,749	$6,209	$62,016,273

Other Financial Instruments:†
Futures Contracts	$9,368	—	—	$9,368

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

SunAmerica Specialty Series

NOTES TO PORTFOLIO OF INVESTMENTS — January 31, 2018 – (unaudited)

Note 1. Basis for consolidation for the AIG Commodity Strategy Cayman Fund, Ltd. and AIG Global Trends Cayman Fund, Ltd.

The AIG Commodity Strategy Cayman Fund, Ltd. (the “Commodity Strategy Subsidiary”), a Cayman Islands exempted company, was incorporated on October 20, 2008, and is a wholly-owned subsidiary of the Commodity Strategy Fund. The Commodity Strategy Subsidiary commenced operations on May 22, 2009 and was organized as a wholly-owned subsidiary of the Commodity Strategy Fund in order to effect certain investments on behalf of the Commodity Strategy Fund consistent with the investment objectives and policies in the Commodity Strategy Fund’s prospectus and statement of additional information. With respect to its investments, the Commodity Strategy Subsidiary will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Commodity Strategy Fund; however, the Commodity Strategy Subsidiary (unlike the Commodity Strategy Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments that may otherwise be limited if purchased by the Commodity Strategy Fund due to federal tax requirements relating to qualifying income. The Commodity Strategy Fund and Commodity Strategy Subsidiary may test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investment in certain securities that may involve leverage, the Commodity Strategy Subsidiary will comply with asset segregation or “earmarking” requirements to the same extent as the Commodity Strategy Fund. The Commodity Strategy Fund may invest up to 25% of its assets in the Commodity Strategy Subsidiary. As of January 31, 2018, net assets of the Commodity Strategy Fund were $39,948,438 of which approximately $7,658,965, or approximately 19.2% represented the Commodity Strategy Fund’s ownership of all issued shares and voting rights of the Commodity Strategy Subsidiary.

The AIG Global Trends Cayman Fund, Ltd. (the “Global Trends Subsidiary”), a Cayman Islands exempted company, was incorporated on March 17, 2011, and is a wholly-owned subsidiary of the Global Trends Fund. The Global Trends Subsidiary commenced operations on June 17, 2011 and was organized as a wholly-owned subsidiary of the Global Trends Fund in order to effect certain investments on behalf of the Global Trends Fund consistent with the investment objectives and policies in the Global Trends Fund’s prospectus and statement of additional information. With respect to its investments, the Global Trends Subsidiary will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Global Trends Fund; however, the Global Trends Subsidiary (unlike the Global Trends Fund) may invest without limitation in commodity-linked instruments that may otherwise be limited if purchased by the Global Trends Fund due to federal tax requirements relating to qualifying income. The Global Trends Fund and Global Trends Subsidiary may test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investment in certain securities that may involve leverage, the Global Trends Subsidiary will comply with asset segregation or “earmarking” requirements to the same extent as the Global Trends Fund. The Global Trends Fund may invest up to 25% of its assets in the Global Trends Subsidiary. As of January 31, 2018, net assets of the Global Trends Fund were $36,258,567, of which approximately $7,982,954, or approximately 22.0%, represented the Global Trends Fund’s ownership of all issued shares and voting rights of the Global Trends Subsidiary.

Note 2. Security Valuation:

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. generally accepted accounting principles (“GAAP”), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3 - Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Funds’ assets and liabilities classified in the fair value hierarchy as of January 31, 2018 is reported on a schedule following each Fund’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1.

Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded over the counter are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments:

Futures: During the period, the Commodity Strategy Fund entered into futures transactions for investment purposes in order to provide exposure to commodities. The Global Trends Fund entered into futures transactions for investment purposes in order to provide exposure to U.S. and non-U.S. equity markets, U.S. and non-U.S. fixed income and commodities.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by a Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Fund of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Fund will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty credit risk to a Fund since exchange-traded futures contracts are centrally cleared.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule following each Fund’s Portfolio of Investments.

Forward Foreign Currency Contracts: During the period, the Global Trends Fund used forward contracts for investment purposes in order to gain currency exposure. The Income Explorer Fund used forward contracts to attempt to protect the value of securities and related receivables and payables against changes in future foreign exchange rates and to hedge portfolio exposure to benchmark currency allocations.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

For federal income tax purposes, the Income Explorer Fund has made an election to treat gains and losses from forward foreign currency contracts as capital gains and losses.

Risks to a Fund of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule following each Fund’s Portfolio of Investments.

Options: During the period, the Commodity Strategy Fund used options contracts to provide exposure to commodities.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to the Funds of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Option contracts outstanding at the end of the period, if any, are reported on a schedule following each Fund’s Portfolio of Investments.

Swap Contracts: Certain Funds may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments. Unlike a bilateral swap contract, for centrally cleared swaps, a Fund has no credit exposure to the counterparty as the CCP stands between the Fund and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Fund are included as part of realized gain (loss).

Total Return Swaps: During the period, the Commodity Strategy Fund used total return swaps, including swaps on futures, for investment purposes in order to provide exposure to commodities.

Total return swaps give a Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset in a total return swap declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

The Fund will generally enter into total return swaps only on a net basis, which means that the two payment streams are netted against each other, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a total return swap contract or periodically during its term. Total return swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to total return swaps is normally limited to the net amount of payments that the Fund is contractually obligated to make. If the counterparty to a total return swap defaults, the Fund’s risk of loss consists of the net discounted amount of payments that the Fund is contractually entitled to receive, if any.

Total return swap contracts outstanding at the end of the period, if any, are reported on a schedule following the Fund’s Portfolio of Investments.

Risks of Entering into Swap Agreements: Risks to a Fund of entering into credit default swaps, total return swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Fund may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Fund may suffer a loss.

Risks of Commodity-Linked Derivatives: Commodity-linked derivatives are derivative instruments, the value of which is primarily linked to the price movement of a commodity, commodity index or commodity futures or option contract. The commodity-linked derivative instruments in which certain of the Funds invest have substantial risks, including risk of loss of a significant portion of their principal value. Commodity-linked derivative instruments may be more volatile and less liquid than the underlying instruments and

Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in a Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause a Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements.

The following tables represent the value of derivatives held as of January 31, 2018, by their primary underlying risk exposure. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of January 31, 2018, please refer to a schedule following each Fund’s Portfolio of Investments.

	Asset Derivatives
	Interest Rate Contracts	Equity Contracts	Commodity Contracts			Foreign Exchange Contracts
Fund	Futures Contracts (3)	Futures Contracts (3)	Futures Contracts (3)	Options Purchased (2)	Swap Contracts (1)	Foreign Exchange Contracts (1)	Total
Commodity Strategy†	$—	$—	$185,722	$8,076	$954	$—	$194,752
Global Trends†	5,250	9,989	13,668	—	—	76,023	104,930
Small-Cap	—	—	—	—	—	—	—

	Liability Derivatives
	Interest Rate Contracts	Equity Contracts	Commodity Contracts			Foreign Exchange Contracts
Fund	Futures Contracts (3)	Futures Contracts (3)	Futures Contracts (3)	Options Written (2)	Swap Contracts (1)	Foreign Exchange Contracts (1)	Total
Commodity Strategy†	$—	$—	$237,375	$—	$—	$—	$237,375
Global Trends†	—	124,283	—	—	—	57,018	181,301
Small-Cap	—	7,560	—	—	—	—	7,560

(1)	Reported as unrealized appreciation (depreciation) on the Portfolio of Investments
(2)	Reported at value on the Portfolio of Investments
(3)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Fund’s Portfolio of Investments in the following amounts:

Fund	Cumulative Appreciation (Depreciation)
Commodity Strategy†	$380,654
Global Trends†	(542,547)
Small-Cap	9,368

†	Consolidated (See Note 1)

Note 3. Repurchase Agreements:

As of January 31, 2018, the following Funds held an undivided interest in the joint repurchase agreement with Bank of America Securties LLC:

Fund	Percentage Ownership	Principal Amount
Commodity Strategy	7.27%	$4,215,000
Commodity Strategy Subsidiary	1.51	875,000
Global Trends	8.12	4,710,000
Global Trends Subsidiary	2.30	1,335,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated January 31, 2018, bearing interest at a rate of 1.33% per annum, with a principal amount of $58,000,000, a repurchase price of $58,002,143, and a maturity date of February 1, 2018. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.38%	06/30/2023	$63,004,000	$59,337,256

As of January 31, 2018, the following Funds held an undivided interest in the joint repurchase agreement with Barclays Capital, Inc:

Fund	Percentage Ownership	Principal Amount
Commodity Strategy	7.27%	$3,635,000
Commodity Strategy Subsidiary	1.51	755,000
Global Trends	8.12	4,060,000
Global Trends Subsidiary	2.30	1,150,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclays Capital, Inc., dated January 31, 2018, bearing interest at a rate of 1.35% per annum, with a principal amount of $50,000,000, a repurchase price of $50,001,875, and a maturity date of February 1, 2018. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	3.63%	02/15/2044	$44,639,000	$50,843,375

As of January 31, 2018, the following Funds held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

Fund	Percentage Ownership	Principal Amount
Commodity Strategy	7.27%	$6,180,000
Commodity Strategy Subsidiary	1.51	1,285,000
Global Trends	8.12	6,900,000
Global Trends Subsidiary	2.30	1,955,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated January 31, 2018, bearing interest at a rate of 1.31% per annum, with a principal amount of $85,000,000, a repurchase price of $85,003,093, and a maturity date of February 1, 2018. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.13%	05/15/2025	$89,532,600	$86,714,475

As of January 31, 2018, the following Funds held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

Fund	Percentage Ownership	Principal Amount
Commodity Strategy	7.27%	$3,255,000
Commodity Strategy Subsidiary	1.51	675,000
Global Trends	8.12	3,635,000
Global Trends Subsidiary	2.30	1,030,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated January 31, 2018, bearing interest at a rate of 1.30% per annum, with a principal amount of $44,760,000, a repurchase price of $44,761,616 and a maturity date of February 1, 2018. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	3.63%	02/15/2020	$43,671,000	$45,690,265

As of January 31, 2018, the following Funds held an undivided interest in the joint repurchase agreement with RBS Securities, Inc.:

Fund	Percentage Ownership	Principal Amount
Commodity Strategy	7.29%	$7,285,000
Commodity Strategy Subsidiary	1.53	1,525,000
Global Trends	8.13	8,130,000
Global Trends Subsidiary	2.31	2,305,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

RBS Securities, Inc., dated January 31, 2018, bearing interest at a rate of 1.28% per annum, with a principal amount of $100,000,000, a repurchase price of $100,003,556, and a maturity date of February 1, 2018. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.75%	05/31/2022	$104,795,000	$102,091,366

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Specialty Series’s Annual and Semi-annual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as

Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Specialty Series

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SunAmerica Specialty Series

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	March 29, 2018

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date:	March 29, 2018